UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-5017

W&R Target Funds, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Target Asset Strategy Portfolio
September 30, 2007
BULLION - 5.39%	Troy Ounces	Value

Gold	57,691	$42,858,832
(Cost: $39,624,627)

COMMON STOCKS	Shares

Aircraft - 1.32%
Boeing Company (The)	84,590	8,881,104
Raytheon Company	25,515	1,628,367
		10,509,471
Banks - 3.54%
Banco Itau Holding Financeira S.A., ADR	45,957	2,326,343
China Merchants Bank Co., Limited, H Shares (A)	1,623,500	7,131,926
Housing Development Finance Corporation Limited (A)	125,098	4,506,950
ICICI Bank Limited (A)	219,202	5,844,286
Sberbank (Savings Bank of the Russian Federation) (A)*	460,820	1,921,619
Standard Bank Group Limited (A)	122,758	1,772,243
Standard Chartered PLC (A)	140,911	4,612,849
		28,116,216
Business Equipment and Services - 4.71%
Bucyrus International, Inc., Class A	47,510	3,464,192
Ctrip.com International, Ltd.	227,760	11,786,580
Jacobs Engineering Group Inc.*	94,072	7,109,962
Mitsui & Co., Ltd. (A)	81,000	1,967,440
Renewable Energy Corporation ASA (A)*	284,660	13,120,892
		37,449,066
Capital Equipment - 4.41%
Deere & Company	24,549	3,643,563
Foster Wheeler Ltd.*	40,565	5,323,548
Joy Global Inc.	57,171	2,905,716
SunPower Corporation, Class A*	182,862	15,129,088
Suntech Power Holdings Co., Ltd., ADR*	200,841	8,013,556
		35,015,471
Chemicals - Petroleum and Inorganic - 1.35%
Monsanto Company	84,059	7,207,219
Yara International ASA (A)	110,957	3,509,051
		10,716,270
Chemicals - Specialty - 0.55%
Mosaic Company*	81,685	4,371,781

Coal - 1.88%
China Shenhua Energy Company Limited, H Shares (A)	1,354,500	8,136,914
Yanzhou Coal Mining Company Limited, Class H (A)	3,318,000	6,829,049
		14,965,963
Communications Equipment - 1.06%
Nokia Corporation, Series A, ADR	221,070	8,385,185

Consumer Electronics - 2.76%
Nintendo Co., Ltd. (A)	42,100	21,917,730

Cosmetics and Toiletries - 0.58%
Hengan International Group Company Limited (A)	1,218,000	4,575,030

Electrical Equipment - 1.18%
Bharat Heavy Electricals Limited (A)	80,430	4,111,472
Siemens AG (A)	38,529	5,287,992
		9,399,464
Electronic Components - 0.24%
MEMC Electronic Materials, Inc.*	32,463	1,910,772

Food and Related - 2.33%
Bunge Limited (B)	133,185	14,310,728
Kuala Lumpur Kepong Berhad (A)	1,094,000	4,237,946
		18,548,674
Gold and Precious Metals - 1.36%
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR (A)	7,010	1,897,958
streetTRACKS Gold Trust*	121,100	8,900,850
		10,798,808
Health Care - Drugs - 1.59%
Abbott Laboratories	103,426	5,545,702
Schering-Plough Corporation	225,127	7,120,767
		12,666,469
Hospital Supply and Management - 1.04%
Wilmar International Limited (A)	3,337,000	8,221,757

Hotels and Gaming - 1.13%
Las Vegas Sands, Inc.*	67,157	8,960,087

Insurance - Life - 0.79%
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)	453,500	6,277,018

Mining - 7.01%
BHP Billiton Plc (A)	441,998	17,472,835
Cameco Corporation (A)	67,364	3,107,284
Rio Tinto plc (A)	189,847	16,422,643
Southern Copper Corporation	151,214	18,724,830
		55,727,592
Motor Vehicles - 0.41%
Suzuki Motor Corporation (A)	111,300	3,294,476

Multiple Industry - 7.45%
Deutsche Borse AG (A)	314,994	42,787,333
IOI Corporation Berhad (A)	2,512,125	4,460,266
Keppel Corporation Limited (A)	597,000	5,787,142
Reliance Industries Limited (A)	106,346	6,133,093
		59,167,834
Non-Residential Construction - 2.56%
China Communications Construction Company Limited, H Shares (A)	3,375,000	8,023,052
Fluor Corporation	47,237	6,801,183
Kurita Water Industries Ltd. (A)	162,900	5,530,928
		20,355,163
Petroleum - Domestic - 0.75%
OAO NOVATEK, GDR (A)	113,800	5,974,500

Petroleum - International - 2.39%
Apache Corporation	68,535	6,172,262
China Petroleum & Chemical Corporation, H Shares (A)	5,650,000	7,057,185
Devon Energy Corporation	69,177	5,755,526
		18,984,973
Petroleum - Services - 3.00%
Baker Hughes Incorporated (B)	163,750	14,798,088
Transocean Inc.*	79,791	9,020,373
		23,818,461
Real Estate Investment Trust - 0.95%
Agile Property Holdings Limited (A)	2,102,000	4,412,825
Hongkong Land Holdings Limited (A)	702,000	3,173,040
		7,585,865
Security and Commodity Brokers - 4.53%
CME Group Inc. (B)	35,845	21,053,561
NYMEX Holdings, Inc.	57,479	7,482,616
Singapore Exchange Limited (A)	863,000	7,494,244
		36,030,421
Steel - 2.84%
Companhia Vale do Rio Doce, ADR	522,093	17,714,616
Evraz Group S.A., GDR (A)	76,800	4,861,440
		22,576,056
Timesharing and Software - 0.22%
Tencent Holdings Limited (A)	274,000	1,769,368

Utilities - Electric - 1.91%
Veolia Environment (A)	176,447	15,194,334

Utilities - Telephone - 7.79%
America Movil, S.A. de C.V.	130,156	8,329,984
Bharti Airtel Limited (A)*	293,643	6,926,283
China Mobile Limited (A)	1,657,000	27,134,058
Equinix, Inc.*	60,257	5,338,770
Mobile TeleSystems OJSC, ADR	24,488	1,697,263
Open Joint Stock Company ''Vimpel-Communications'', ADR	186,075	5,031,468
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Series B Shares (A)	2,958,500	3,558,611
Reliance Communication Ventures Limited (A)	264,732	3,898,149
		61,914,586

TOTAL COMMON STOCKS - 73.63%		$585,198,861

(Cost: $377,421,660)

INVESTMENT FUNDS - 0.13%

Multiple Industry
Vietnam Azalea Fund Limited (C)(D)*	300,000	$1,066,200
(Cost: $1,140,000)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.13%
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	$1,000	1,013,890

Beverages - 0.21%
Central European Distribution Corporation,
8.0%, 7-25-12 (E)(F)	EUR720	1,044,646
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	$500	589,375
		1,634,021
Finance Companies - 0.53%
ALROSA Finance S.A.,
8.125%, 5-6-08	900	907,213
C5 Capital (SPV) Limited,
6.196%, 12-31- 49 (G)	1,500	1,482,060
Russian Standard Bank:
7.5%, 10-7-10	600	531,000
7.5%, 10-7-10 (G)	350	307,090
Toyota Motor Credit Corporation,
4.19%, 1-18-15 (H)	1,050	961,107
		4,188,470
Food and Related - 0.24%
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09	1,800	1,899,000

Forest and Paper Products - 0.06%
Sino-Forest Corporation,
9.125%, 8-17-11 (G)	475	502,313

Homebuilders, Mobile Homes - 0.08%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	627	623,865

Mining - 0.22%
Vedanta Resources plc,
6.625%, 2-22-10 (G)	1,800	1,791,000

Motor Vehicles - 0.14%
Hyundai Motor Company,
5.3%, 12-19-08 (F)	1,080	1,078,320

Trucking and Shipping - 0.42%
Ultrapetrol (Bahamas) Limited,
9.0%, 11-24-14	3,505	3,351,656

Utilities - Electric - 0.22%
CESP - Companhia Energetica de Sao Paulo,
9.75%, 1-15-15 (E)(F)	BRL 3,000	1,755,483

Utilities - Telephone - 0.26%
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	$1,000	1,005,500
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	1,050	1,068,375
		2,073,875

TOTAL CORPORATE DEBT SECURITIES - 2.51%		$19,911,893

(Cost: $19,577,293)

OTHER GOVERNMENT SECURITIES - 0.71%

Germany
Bundesobligation,
3.5%, 10-9-09 (E)	EUR4,000	$5,642,459
(Cost: $5,574,437)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.16%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.5%, 9-15-17	$5,593	852,532
5.0%, 11-15-17	484	58,824
5.0%, 4-15-19	970	131,666
5.0%, 4-15-19	475	67,076
5.0%, 2-15-20	55	21
5.0%, 7-15-21	854	37,773
5.0%, 6-15-22	481	7,872
5.0%, 7-15-22	2,265	39,424
5.0%, 11-15-22	496	68,702
5.0%, 1-15-23	557	12,554
5.5%, 3-15-23	905	184,861
5.0%, 4-15-23	467	23,495
5.0%, 5-15-23	861	130,644
5.0%, 8-15-23	640	104,330
5.5%, 11-15-23	3,255	134,288
5.5%, 11-15-23	1,325	67,257
5.0%, 9-15-24	1,393	77,973
5.5%, 9-15-24	715	39,063
5.5%, 4-15-25	392	26,822
5.5%, 4-15-25	208	23,778
5.0%, 9-15-25	2,219	134,456
5.5%, 10-15-25	1,915	398,853
5.0%, 4-15-26	2,115	139,578
5.0%, 10-15-28	459	79,634
5.5%, 2-15-30	589	63,166
5.0%, 8-15-30	1,121	106,305
5.5%, 3-15-31	857	115,180
6.0%, 11-15-35	1,020	233,568
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	904	54,250
5.0%, 5-25-22	536	77,197
5.5%, 6-25-33	1,062	212,805
5.0%, 7-25-23	2,505	467,513
5.5%, 8-25-33	1,520	316,246
5.0%, 8-25-23	789	132,035
5.0%, 11-25-23	905	153,157
5.5%, 9-25-25	524	27,520
5.5%, 11-25-25	1,553	74,293
5.0%, 9-25-30	1,075	163,137
5.5%, 4-25-34	2,246	534,950
5.5%, 11-25-36	2,581	757,785
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	1,876	197,081
5.0%, 6-20-31	1,856	230,870
5.5%, 3-20-32	1,013	166,759
5.0%, 7-20-33	490	83,602
5.5%, 11-20-33	1,926	340,740
5.5%, 6-20-35	1,437	347,315
5.5%, 7-20-35	709	164,265
5.5%, 7-20-35	575	78,889
5.5%, 10-16-35	678	154,526
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 11-15-16	214	214,401
5.5%, 11-15-16	73	73,244
5.5%, 12-15-16	388	388,815
5.5%, 12-15-16	315	315,854
5.5%, 12-15-16	158	158,742
		9,245,686
Treasury Obligations - 5.80%
United States Treasury Notes:
4.625%, 2-29-08 (B)	3,500	3,507,381
5.125%, 6-30-08	3,500	3,524,608
4.125%, 8-15-08 (B)	7,500	7,500,000
4.375%, 11-15-08 (B)	6,300	6,323,134
4.875%, 1-31-09	5,700	5,764,125
4.5%, 3-31-09	3,500	3,525,704
4.625%, 7-31-09	3,500	3,539,375
4.0%, 8-31-09	7,600	7,602,972
4.5%, 5-15-10	4,700	4,757,650
		46,044,949

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 6.96%		$55,290,635

(Cost: $54,559,513)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.47%	Face Amount in Thousands

Chinese Yuan Renminbi, 11-9-07 (E)	CNY277,000	168,179
Chinese Yuan Renminbi, 11-16-07 (E)	174,000	47,161
Chinese Yuan Renminbi, 12-6-07 (E)	176,500	240,761
Chinese Yuan Renminbi, 2-27-08 (E)	138,600	155,932
Chinese Yuan Renminbi, 4-9-08 (E)	5,000	(718)
Euro, 1-10-08 (E)	EUR22,400	1,852,605
Russian Ruble, 6-25-08 (E)	RUB496,000	619,113
Russian Ruble, 8-20-08 (E)	361,000	420,555
Singapore Dollar, 8-21-08 (E)	SGD10,500	194,009
		$3,697,597

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages - 1.26%
Anheuser-Busch Companies, Inc.,
4.73%, 10-1-07	$10,000	10,000,000

Chemicals - Petroleum and Inorganic - 0.72%
E.I. du Pont de Nemours and Company:
4.73%, 10-9-07	2,750	2,747,109
4.75%, 10-9-07	3,000	2,996,833
		5,743,942
Finance Companies - 1.12%
BP Capital Markets p.l.c.,
4.75%, 10-1-07	4,929	4,929,000
Toyota Motor Credit Corporation,
4.78%, 11-16-07	4,000	3,975,569
		8,904,569
Food and Related - 2.28%
Archer Daniels Midland Company,
5.11%, 11-6-07	8,000	7,959,120
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.4%, 10-12-07	5,000	4,991,750
Nestle Capital Corp.,
4.8%, 12-12-07	5,244	5,193,658
		18,144,528
Health Care - Drugs - 1.01%
GlaxoSmithKline Finance plc,
5.2%, 10-12-07	8,000	7,987,289

Health Care - General - 1.00%
Johnson & Johnson,
4.72%, 11-20-07	8,000	7,947,556

Multiple Industry - 0.62%
Honeywell International Inc.,
4.76%, 11-21-07	5,000	4,966,283

Retail - General Merchandise - 0.50%
Target Corporation,
5.0%, 10-19-07	4,000	3,990,000

Trucking and Shipping - 1.01%
United Parcel Service Inc.,
5.02%, 10-5-07	8,000	7,995,538

Total Commercial Paper - 9.52%		75,679,705

Notes - 0.68%
Non-Residential Construction
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.3%, 10-3-07 (H)	5,400	5,400,000

TOTAL SHORT-TERM SECURITIES - 10.20%		$81,079,705

(Cost: $81,079,705)

TOTAL INVESTMENT SECURITIES - 100.00%		$794,746,182

(Cost: $578,977,235)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities serves as collateral for the following open futures contracts at September 30, 2007:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation )

Dax Index	Short	12-21-07	158	$(44,015,709)	$(1,144,051)
Hang Seng Index	Short	10-30-07	468	(81,974,557)	(515,928)
Nikkei 225 Index	Short	12-13-07	1714	(72,467,920)	(2,676,806)
Nikkei 225 Index	Short	12-13-07	553	(81,441,210)	(4,206,926)
RUSS 2000 E-Mini	Short	12-21-07	1287	(104,658,840)	(2,434,079)
S&P 500 E-Mini	Short	12-21-07	2302	(177,035,310)	(3,207,728)

				$(561,593,546)	$(14,185,518)

(C)Deemed to be an affiliate due to the Portfolio having at least 5% of the voting securities.

(D)Restricted security. At September 30, 2007, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-28-07	300,000	$1,140,000	$1,066,200

The total market value of restricted securities represents approximately 0.13% of total investments at September 30, 2007.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CNY - Chinese Yuan Renminbi, EUR - Euro, RUB - Russian Ruble, SGD - Singapore Dollar).

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $3,878,449 or 0.49% of total investments.

(G)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $4,082,463 or 0.51% of total investments.

(H)Variable rate security. Interest rate disclosed is that which is in effect September 30, 2007.

The Investments of W&R Target Balanced Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 1.85%
Boeing Company (The)	100,100	$10,509,499

Banks - 2.44%
Bank of America Corporation	100,300	5,042,081
Northern Trust Corporation	132,600	8,790,717
		13,832,798
Beverages - 4.85%
Anheuser-Busch Companies, Inc.	99,000	4,949,010
Brown-Forman Corporation, Class B	71,200	5,333,592
Coca-Cola Company (The)	113,600	6,528,592
PepsiCo, Inc.	145,900	10,688,634
		27,499,828
Business Equipment and Services - 1.05%
Pitney Bowes Inc.	131,300	5,963,646

Chemicals - Petroleum and Inorganic - 1.25%
E.I. du Pont de Nemours and Company	143,400	7,106,904

Chemicals - Specialty - 1.53%
Air Products and Chemicals, Inc.	88,900	8,690,864

Communications Equipment - 6.03%
Cisco Systems, Inc.*	423,400	14,025,125
Nokia Corporation, Series A, ADR	339,500	12,877,235
QUALCOMM Incorporated	173,600	7,334,600
		34,236,960
Computers - Micro - 1.75%
Apple Inc.*	64,600	9,915,131

Computers - Peripherals - 1.25%
Microsoft Corporation	240,900	7,098,118

Defense - 2.73%
General Dynamics Corporation	183,600	15,508,692

Electrical Equipment - 1.28%
Emerson Electric Co.	136,600	7,269,852

Electronic Components - 2.78%
Microchip Technology Incorporated	210,700	7,648,410
Texas Instruments Incorporated	221,400	8,101,026
		15,749,436
Finance Companies - 1.05%
American Express Company	100,300	5,954,811

Food and Related - 1.44%
Wm. Wrigley Jr. Company	127,600	8,195,748

Health Care - Drugs - 5.52%
Abbott Laboratories	166,200	8,911,644
Allergan, Inc.	129,800	8,368,206
Genentech, Inc.*	83,300	6,499,066
Gilead Sciences, Inc.*	184,900	7,554,090
		31,333,006
Health Care - General - 4.34%
DENTSPLY International Inc.	212,500	8,851,688
Johnson & Johnson	158,700	10,426,590
Zimmer Holdings, Inc.*	66,100	5,353,439
		24,631,717
Hospital Supply and Management - 1.27%
Medtronic, Inc.	127,500	7,192,275

Hotels and Gaming - 1.68%
Las Vegas Sands, Inc.*	71,500	9,539,530

Household - General Products - 2.00%
Colgate-Palmolive Company	158,900	11,332,748

Insurance - Life - 1.22%
Aflac Incorporated	120,900	6,896,136

Insurance - Property and Casualty - 1.32%
Berkshire Hathaway Inc., Class B*	1,900	7,508,800

Motion Pictures - 1.56%
News Corporation Limited, Class A	402,700	8,855,373

Multiple Industry - 3.13%
Altria Group, Inc.	59,300	4,123,129
General Electric Company	328,756	13,610,498
		17,733,627
Non-Residential Construction - 2.43%
Fluor Corporation	95,600	13,764,488

Petroleum - International - 5.54%
BP p.l.c., ADR	111,300	7,718,655
Chevron Corporation	79,800	7,467,684
Exxon Mobil Corporation	175,546	16,248,538
		31,434,877
Petroleum - Services - 2.61%
Schlumberger Limited	140,800	14,784,000

Publishing - 1.07%
Meredith Corporation	105,500	6,045,150

Retail - General Merchandise - 1.02%
Wal-Mart Stores, Inc.	132,900	5,801,085

Retail - Specialty Stores - 0.55%
Best Buy Co., Inc.	68,000	3,129,360

Security and Commodity Brokers - 3.71%
CME Group Inc.	9,400	5,521,090
J.P. Morgan Chase & Co.	162,400	7,441,168
UBS AG	152,200	8,104,650
		21,066,908
Timesharing and Software - 1.15%
Paychex, Inc.	159,200	6,529,588

Trucking and Shipping - 0.81%
Expeditors International of Washington, Inc.	97,400	4,604,098

Utilities - Electric - 1.59%
Exelon Corporation	119,800	9,028,128

Utilities - Telephone - 1.72%
AT&T Inc.	231,000	9,773,610

TOTAL COMMON STOCKS - 75.52%		$428,516,791

(Cost: $281,181,986)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.23%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$1,250	1,325,846

Beverages - 0.30%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	531,351
Diageo Capital plc,
3.5%, 11-19-07	1,150	1,146,984
		1,678,335
Finance Companies - 0.93%
American International Group,
3.85%, 11-26-07 (A)	1,400	1,396,419
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	16	165
8.0%, 3-31-11 (A)	496	124,092
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	675	675,680
First Union-Lehman Brothers Company,
6.65%, 11-18-29	51	50,441
Mellon Residential Funding,
6.75%, 6-26-28	77	76,755
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	1,500	1,508,586
Unilever Capital Corporation,
5.9%, 11-15-32	1,450	1,417,041
		5,249,179
Food and Related - 0.47%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	1,350	1,499,988
Cargill, Inc.,
6.375%, 6-1-12 (B)	1,150	1,195,557
		2,695,545
Insurance - Life - 0.26%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,474,995

Insurance - Property and Casualty - 0.28%
Principal Life Global,
6.25%, 2-15-12 (B)	1,500	1,563,450

TOTAL CORPORATE DEBT SECURITIES - 2.47%		$13,987,350

(Cost: $13,938,367)

OTHER GOVERNMENT SECURITIES - 0.30%

Canada
Hydro-Quebec,
8.0%, 2-1-13	1,500	$1,720,569
(Cost: $1,630,811)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.19%
Federal National Mortgage Association,
7.25%, 1-15-10	1,000	1,060,693

Mortgage-Backed Obligations - 2.75%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	1,564	1,558,795
6.0%, 9-1-17	531	539,773
5.0%, 1-1-18	423	416,200
5.5%, 4-1-18	214	214,006
5.0%, 5-1-18	207	203,351
4.5%, 7-1-18	2,742	2,646,887
7.0%, 9-1-25	85	88,716
6.5%, 10-1-28	336	344,866
6.5%, 2-1-29	233	239,348
7.5%, 4-1-31	190	199,974
7.0%, 7-1-31	304	318,951
7.0%, 9-1-31	306	319,455
7.0%, 9-1-31	240	251,198
7.0%, 11-1-31	71	74,590
6.0%, 2-1-33	493	495,698
6.5%, 2-1-32	1,082	1,115,411
7.0%, 2-1-32	354	370,620
7.0%, 2-1-32	344	358,208
7.0%, 3-1-32	226	236,341
7.0%, 7-1-32	549	571,843
6.0%, 9-1-32	2,107	2,118,987
5.5%, 5-1-33	905	889,172
5.5%, 5-1-33	670	658,211
5.5%, 5-1-33	421	413,416
5.5%, 6-1-33	726	712,858
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 8-15-28	26	26,742
6.5%, 8-15-28	54	55,197
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	128	138,338
		15,577,152
Treasury Inflation Protected Obligation - 0.21%
United States Treasury Note,
3.0%, 7-15-12 (C)	1,000	1,205,835

Treasury Obligations - 12.35%
United States Treasury Bonds:
7.5%, 11-15-16	1,500	1,823,086
7.25%, 8-15-22	4,000	4,999,064
6.25%, 8-15-23	5,250	6,030,938
5.25%, 2-15-29	1,150	1,205,973
United States Treasury Notes:
4.75%, 11-15-08	4,000	4,032,188
3.0%, 11-15-07	4,000	3,995,624
3.0%, 2-15-08	3,000	2,988,282
3.875%, 2-15-13	3,000	2,948,907
2.625%, 5-15-08	4,000	3,963,124
3.625%, 5-15-13	3,000	2,906,250
4.25%, 8-15-13	4,000	3,993,752
4.0%, 3-15-10	3,200	3,200,998
4.25%, 8-15-15	17,000	16,750,304
4.25%, 10-15-10	10,000	10,057,030
4.25%, 10-31-07	1,200	1,200,563
		70,096,083

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 15.50%		$87,939,763

(Cost: $87,235,961)

SHORT-TERM SECURITIES

Aluminum - 0.51%
Alcoa Incorporated,
5.35%, 10-24-07	2,867	2,857,200

Banks - 0.33%
Rabobank USA Financial Corp. (Rabobank Nederland),
4.99%, 10-1-07	1,876	1,876,000

Beverages - 0.79%
Coca-Cola Company (The),
4.82%, 10-12-07	3,000	2,995,582
Diageo Capital plc (Diageo plc),
5.9%, 10-10-07	1,500	1,497,787
		4,493,369
Finance Companies - 1.14%
Prudential Funding LLC,
5.23%, 10-5-07	3,500	3,497,966
Toyota Motor Credit Corporation,
4.78%, 11-16-07	3,000	2,981,677
		6,479,643
Health Care - General - 0.70%
Johnson & Johnson,
4.72%, 11-20-07	4,000	3,973,778

Household - General Products - 2.29%
Clorox Co.:
5.77%, 10-4-07	3,000	2,998,558
5.42%, 10-9-07	4,000	3,995,182
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
4.99%, 10-9-07	2,000	1,997,782
4.8%, 10-17-07	4,000	3,991,467
		12,982,989
Leisure Time Industry - 0.19%
Walt Disney Company (The),
5.35%, 10-19-07	1,067	1,064,146

Utilities - Gas and Pipeline - 0.26%
Questar Corporation,
5.45%, 10-23-07	1,500	1,495,004

TOTAL SHORT-TERM SECURITIES - 6.21%		$35,222,129

(Cost: $35,222,129)

TOTAL INVESTMENT SECURITIES - 100.00%		$567,386,602

(Cost: $419,209,254)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $3,029,262 or 0.53% of total investments.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities has been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $2,759,007 or 0.49% of total investments.

(C)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of W&R Target Bond Portfolio
September 30, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 1.82%
First Union National Bank of Florida,
6.18%, 2-15-36	$4,000	$4,160,340
SouthTrust Bank, National Association,
6.125%, 1-9-28	1,000	1,010,185
		5,170,525
Broadcasting - 1.35%
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	1,250	1,495,289
EchoStar DBS Corporation,
6.375%, 10-1-11	750	753,750
TCA Cable TV, Inc.,
6.53%, 2-1-28	1,000	1,017,973
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	576,106
		3,843,118
Business Equipment and Services - 0.67%
International Lease Finance Corporation,
5.0%, 4-15-10	1,500	1,493,253
Quebecor World Capital Corporation,
4.875%, 11-15-08	425	412,250
		1,905,503
Coal - 0.35%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,010,000

Communications Equipment - 0.18%
Harris Corporation,
6.35%, 2-1-28	500	502,237

Construction Materials - 0.93%
Hanson PLC,
7.875%, 9-27-10	2,500	2,661,220

Finance Companies - 16.45%
Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	1,750	1,604,711
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (A)	2,500	2,455,242
CHL Mortgage Pass-Through Trust 2005-28,
5.25%, 1-25-19	2,861	2,796,601
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (B)	220	41,436
COMM 2005-C6,
5.144%, 6-10-44	6,000	5,957,948
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.5%, 9-25-35	2,265	2,211,405
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	1,083	1,120,091
General Motors Acceptance Corporation,
5.125%, 5-9-08	2,500	2,480,210
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (C)	500	507,500
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	2,000	1,923,144
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.41499%, 3-25-35 (A)	2,955	2,947,030
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (A)	2,000	1,968,457
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates:
Series 2004-A,
4.77754%, 2-25-34 (A)	1,050	1,056,663
Series 2004-3AC,
4.9348%, 3-25-34 (A)	1,749	1,752,192
Series 2004-5,
4.83639%, 5-25-34 (A)	1,657	1,521,775
Series 2004-12,
5.6238%, 9-25-34 (A)	2,724	2,574,484
Series 2004-18,
5.20628%, 12-25-34 (A)	3,961	3,827,614
eries 2005-21,
5.69611%, 11-25-35 (A)	1,234	1,167,193
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-22,
5.6135%, 12-25-35 (A)	1,273	1,193,577
Series 2006-1,
6.07852%, 2-25-36 (A)	1,292	1,084,248
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	3,000	2,883,783
Student Loan Marketing Association,
0.0%, 10-3-22	3,000	1,365,198
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	2,500	2,380,812
		46,821,314
Food and Related - 0.18%
ConAgra, Inc.,
6.7%, 8-1-27	500	515,129

Forest and Paper Products - 0.66%
Champion International Corporation,
6.65%, 12-15-37	1,500	1,499,688
Westvaco Corporation,
7.5%, 6-15-27	364	384,741
		1,884,429
Health Care - Drugs - 0.36%
Abbott Laboratories,
5.6%, 5-15-11	1,000	1,018,299

Homebuilders, Mobile Homes - 0.97%
D.R. Horton, Inc.,
8.0%, 2-1-09	1,364	1,354,086
Pulte Homes, Inc.,
4.875%, 7-15-09	1,500	1,400,113
		2,754,199
Hospital Supply and Management - 0.36%
HCA - The Healthcare Company,
8.75%, 9-1-10	1,000	1,012,500

Household - General Products - 0.87%
Procter & Gamble Company (The),
8.0%, 9-1-24	2,000	2,477,134

Household - Major Appliances - 0.35%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (B)	1,000	982,500

Mining - 0.36%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	1,030	1,031,475

Multiple Industry - 0.69%
General Electric Capital Corporation,
5.48%, 4-10-12 (A)	2,000	1,973,838

Petroleum - Domestic - 0.81%
Chesapeake Energy Corporation,
7.5%, 9-15-13	1,250	1,284,375
Duke Energy Corporation,
6.25%, 1-15-12	1,000	1,034,952
		2,319,327
Petroleum - International - 1.16%
Pemex Project Funding Master Trust,
7.375%, 12-15-14	3,000	3,298,398

Petroleum - Services - 0.75%
Halliburton Company,
6.75%, 2-1-27	2,000	2,125,010

Security and Commodity Brokers - 1.03%
Merrill Lynch & Co., Inc.,
5.45%, 7-15-14	3,000	2,940,735

Timesharing and Software - 0.70%
Equifax Inc.,
4.95%, 11-1-07	2,000	1,999,254

Utilities - Electric - 1.39%
Dominion Resources, Inc.,
5.25%, 8-1-33	2,500	2,417,148
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	795,034
Pepco Holdings, Inc.,
4.0%, 5-15-10	750	729,976
		3,942,158
Utilities - Gas and Pipeline - 0.71%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	2,000	2,034,680

Utilities - Telephone - 1.54%
Deutsche Telekom International Finance B.V.,
8.0%, 6-15-10	1,500	1,606,265
New York Telephone Company,
6.7%, 11-1-23	750	748,000
Pacific Bell,
7.25%, 11-1-27	750	774,455
SBC Communications Inc.,
5.785%, 11-14-08 (A)	500	500,403
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	750	743,174
		4,372,297

TOTAL CORPORATE DEBT SECURITIES - 34.64%		$98,595,279

(Cost: $99,000,177)

OTHER GOVERNMENT SECURITIES

Brazil - 0.19%
Federative Republic of Brazil (The),
9.25%, 10-22-10	500	556,000

Canada - 0.63%
Province de Quebec,
7.14%, 2-27-26	1,500	1,790,714

Japan - 0.90%
Japanese Government 15 Year Floating Rate Bond,
1.13%, 1-20-18 (A)(D)	JPY300,000	2,548,557

Supranational - 0.38%
Inter-American Development Bank,
8.4%, 9-1-09	$1,000	1,070,219

TOTAL OTHER GOVERNMENT SECURITIES - 2.10%		$5,965,490

(Cost: $5,645,449)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 14.35%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (C)	7,500	7,545,750
Federal Home Loan Bank:
5.0%, 2-29-08	2,000	2,000,410
5.75%, 12-13-13	2,000	2,000,124
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	2,000	1,981,496
5.0%, 10-18-10	2,500	2,534,930
5.25%, 11-5-12	1,000	1,000,574
4.75%, 5-6-13	2,000	1,975,766
5.375%, 1-9-14	5,250	5,271,572
5.0%, 12-14-18	5,054	4,925,618
5.2%, 3-5-19	2,500	2,459,288
Federal National Mortgage Association:
5.08%, 5-14-10	2,000	2,016,282
5.3%, 2-22-11	4,000	4,010,936
5.5%, 3-26-14	1,000	1,003,116
6.0%, 1-4-17	2,125	2,131,080
		40,856,942
Mortgage-Backed Obligations - 34.52%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.231%, 6-1-34 (A)	459	455,771
5.692%, 7-1-36 (A)	1,318	1,324,060
5.452%, 12-1-36 (A)	3,317	3,325,776
5.952%, 1-1-37 (A)	2,261	2,282,940
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 5-15-16	1,221	1,196,635
3.5%, 12-15-16	649	628,115
5.0%, 5-15-19	1,000	973,201
5.0%, 7-15-19	1,027	991,638
5.0%, 5-15-23	1,500	1,449,840
5.5%, 10-15-23 (Interest Only)	1,870	80,230
5.5%, 4-15-24 (Interest Only)	2,140	108,842
5.5%, 4-15-24 (Interest Only)	429	19,637
5.0%, 6-15-24 (Interest Only)	1,619	96,927
5.0%, 11-15-24	781	781,683
5.0%, 3-15-25	4,000	3,805,407
6.0%, 3-15-29	305	309,059
5.0%, 7-15-29 (Interest Only)	1,504	165,586
7.5%, 9-15-29	546	582,002
4.25%, 3-15-31	1,021	993,286
5.0%, 9-15-31 (Interest Only)	2,600	403,139
5.0%, 9-15-32	1,500	1,410,613
5.5%, 5-15-34	799	803,250
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 5-1-10	723	714,266
4.0%, 6-1-14	1,123	1,094,847
5.5%, 1-1-17	83	83,193
5.5%, 5-1-17	93	93,028
4.5%, 1-1-18	989	954,853
4.5%, 4-1-18	991	956,934
4.5%, 3-1-19	1,317	1,268,916
5.0%, 6-1-21	1,726	1,692,214
6.0%, 9-1-21	2,168	2,195,036
5.0%, 11-1-21	2,479	2,430,155
5.5%, 6-1-22	988	985,542
6.0%, 8-1-22	2,990	3,028,440
5.0%, 7-1-25	2,398	2,317,824
6.0%, 2-1-27	2,622	2,635,196
6.0%, 11-1-28	561	566,093
6.5%, 10-1-31	107	109,613
6.5%, 11-1-31	119	122,234
6.0%, 2-1-32	272	274,175
5.0%, 3-1-35	1,583	1,512,398
5.5%, 10-1-35	1,269	1,243,854
5.5%, 8-1-36	1,838	1,799,975
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.5%, 12-15-13 (Interest Only)	661	102,211
5.5%, 3-15-31	2,530	2,539,136
5.5%, 9-15-31	3,750	3,759,485
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
5.402%, 12-1-36 (A)	2,049	2,058,304
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	3,500	3,418,094
5.0%, 3-25-18 (Interest Only)	728	44,335
5.0%, 6-25-18	2,173	2,142,880
5.5%, 6-25-18	3,259	3,259,863
5.0%, 9-25-18	500	490,592
5.0%, 6-25-22	1,435	1,427,318
5.0%, 3-25-29	5,100	5,051,624
5.5%, 2-25-32	1,500	1,497,190
4.0%, 11-25-32	601	573,409
4.0%, 3-25-33	611	584,242
3.5%, 8-25-33	1,401	1,273,580
5.5%, 11-25-36 (Interest Only)	10,140	2,977,013
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 11-1-13	9	8,805
7.0%, 10-1-14	10	10,180
6.0%, 3-1-16	32	32,443
6.0%, 3-1-16	30	30,580
5.5%, 1-1-17	798	799,257
5.5%, 2-1-17	318	318,203
5.5%, 1-1-18	510	510,024
5.0%, 3-1-18	904	888,999
4.0%, 11-1-18	1,050	992,917
5.0%, 6-1-20	959	940,227
5.5%, 10-1-23	707	702,655
5.0%, 4-1-24	2,433	2,351,684
6.0%, 12-1-28	102	102,569
6.0%, 4-1-33	1,069	1,075,504
5.5%, 6-1-33	2,164	2,125,229
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	1,000	909,975
5.5%, 9-25-31	1,000	989,655
4.5%, 12-25-34	2,000	1,914,084
Government National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.75%, 1-20-34 (A)	507	506,104
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 6-20-28	2,447	136,182
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	11	11,543
7.5%, 3-15-15	12	12,184
6.0%, 8-15-16	42	42,262
6.0%, 12-15-16	87	88,725
5.5%, 1-15-17	134	134,126
6.0%, 1-15-17	80	80,840
5.5%, 7-15-17	168	168,594
5.5%, 10-15-17	123	123,665
5.0%, 12-15-17	682	672,231
7.5%, 7-15-23	11	11,534
7.5%, 12-15-23	113	118,966
8.0%, 9-15-25	49	52,500
7.0%, 7-20-27	16	16,253
7.0%, 8-20-27	44	45,917
7.0%, 6-15-28	14	14,925
6.5%, 5-15-29	82	84,560
7.0%, 7-15-29	21	22,198
7.5%, 7-15-29	32	33,939
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	401	381,857
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.0%, 12-15-25	1,323	1,320,160
		98,247,954
Treasury Inflation Protected Obligations - 0.21%
United States Treasury Note,
3.0%, 7-15-12 (E)	500	602,918

Treasury Obligations - 13.03%
United States Treasury Bond,
6.125%, 11-15-27	7,000	8,103,046
United States Treasury Notes:
4.0%, 4-15-10	1,500	1,499,766
4.375%, 8-15-12	10,500	10,591,875
4.25%, 8-15-13	5,200	5,191,878
4.0%, 2-15-15	2,400	2,334,938
5.125%, 5-15-16	9,000	9,376,173
		37,097,676

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 62.11%		$176,805,490

(Cost: $176,128,196)

SHORT-TERM SECURITIES - 1.15%

Forest and Paper Products
Sonoco Products Co.,
5.6%, 10-1-07	3,285	$3,285,000
(Cost: $3,285,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$284,651,259

(Cost: $284,058,822)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $1,023,936 or 0.36% of total investments.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $8,053,250 or 2.83% of total investments.

(D)Principal amount is denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen).

(E)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of W&R Target Core Equity Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 5.97%
Boeing Company (The)	366,700	$38,499,833
Raytheon Company	124,300	7,932,826
		46,432,659
Apparel - 0.99%
NIKE, Inc., Class B	131,200	7,696,192

Beverages - 4.87%
Coca-Cola Company (The)	379,400	21,804,118
PepsiCo, Inc.	219,900	16,109,874
		37,913,992
Capital Equipment - 6.00%
Deere & Company	262,100	38,900,882
Foster Wheeler Ltd.*	59,300	7,782,235
		46,683,117
Chemicals - Petroleum and Inorganic - 3.97%
E.I. du Pont de Nemours and Company	209,900	10,402,644
Monsanto Company	238,700	20,466,138
		30,868,782
Chemicals - Specialty - 2.54%
Air Products and Chemicals, Inc.	202,050	19,752,408

Communications Equipment - 3.91%
Cisco Systems, Inc.*	602,400	19,954,500
Nokia Corporation, Series A, ADR	276,700	10,495,231
		30,449,731
Computers - Main and Mini - 5.74%
Hewlett-Packard Company	593,000	29,525,470
Xerox Corporation*	874,800	15,169,032
		44,694,502
Computers - Micro - 3.17%
Apple Inc.*	113,200	17,374,502
Dell Inc.*	265,600	7,329,232
		24,703,734
Computers - Peripherals - 2.98%
Adobe Systems Incorporated*	530,500	23,166,935

Defense - 4.32%
General Dynamics Corporation	398,300	33,644,401

Electronic Components - 4.18%
Intel Corporation	611,900	15,826,794
SanDisk Corporation*	303,100	16,715,965
		32,542,759
Electronic Instruments - 0.99%
Thermo Fisher Scientific Inc.*	134,100	7,740,252

Finance Companies - 3.27%
Fannie Mae	418,500	25,448,985

Food and Related - 1.12%
Wm. Wrigley Jr. Company	135,200	8,683,896

Health Care - Drugs - 7.04%
Abbott Laboratories	521,000	27,936,020
Merck & Co., Inc.	292,700	15,129,663
Schering-Plough Corporation	370,100	11,706,263
		54,771,946
Hotels and Gaming - 1.33%
Las Vegas Sands, Inc.*	77,700	10,366,734

Insurance - Property and Casualty - 1.53%
Ambac Financial Group, Inc.	189,100	11,896,281

Metal Fabrication - 0.77%
Loews Corporation, Carolina Group	72,700	5,978,121

Motor Vehicles - 2.74%
Ford Motor Company*	2,512,700	21,332,823

Multiple Industry - 2.24%
Altria Group, Inc.	250,300	17,403,359

Non-Residential Construction - 2.12%
Fluor Corporation	114,500	16,485,710

Petroleum - International - 3.38%
Exxon Mobil Corporation	284,076	26,294,075

Petroleum - Services - 6.27%
Schlumberger Limited	174,500	18,322,500
Smith International, Inc.	124,100	8,860,740
Transocean Inc.*	51,500	5,822,075
Weatherford International Ltd.*	235,500	15,820,890
		48,826,205
Railroad - 2.38%
Union Pacific Corporation	164,200	18,564,452

Restaurants - 2.07%
McDonald's Corporation	164,800	8,976,656
YUM! Brands, Inc.	210,500	7,121,215
		16,097,871
Retail - General Merchandise - 1.04%
Target Corporation	127,200	8,086,104

Retail - Specialty Stores - 1.79%
Tiffany & Co.	266,900	13,972,215

Security and Commodity Brokers - 7.42%
Charles Schwab Corporation (The)	1,083,600	23,427,432
J.P. Morgan Chase & Co.	272,900	12,504,278
Prudential Financial, Inc.	223,400	21,799,372
		57,731,082
Utilities - Electric - 2.39%
Mirant Corporation*	456,600	18,574,488

Utilities - Telephone - 1.33%
Verizon Communications Inc.	234,500	10,383,660

TOTAL COMMON STOCKS - 99.86%		$777,187,471

(Cost: $585,560,842)

SHORT-TERM SECURITIES - 0.14%	Principal Amount in Thousands

Forest and Paper Products
Sonoco Products Co.,
5.6%, 10-1-07	$1,061	$1,061,000
(Cost: $1,061,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$778,248,471

(Cost: $586,621,842)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Dividend Income Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 6.51%
Boeing Company (The)	33,173	$3,482,833
Goodrich Corporation	30,144	2,056,725
Raytheon Company	32,155	2,052,132
		7,591,690
Banks - 1.57%
Bank of America Corporation	36,302	1,824,902

Beverages - 3.77%
Coca-Cola Company (The)	24,100	1,385,027
Diageo plc, ADR	18,511	1,623,970
PepsiCo, Inc.	18,984	1,390,768
		4,399,765
Capital Equipment - 4.16%
Caterpillar Inc.	12,153	953,160
Deere & Company	26,234	3,893,650
		4,846,810
Chemicals - Petroleum and Inorganic - 4.19%
E.I. du Pont de Nemours and Company	29,577	1,465,836
Monsanto Company	25,906	2,221,180
UAP Holding Corp.	38,176	1,197,772
		4,884,788
Chemicals - Specialty - 1.64%
Air Products and Chemicals, Inc.	19,570	1,913,163

Communications Equipment - 0.70%
Nokia Corporation, Series A, ADR	21,400	811,702

Computers - Peripherals - 1.06%
Microsoft Corporation	42,000	1,237,530

Electrical Equipment - 0.96%
Emerson Electric Co.	21,018	1,118,578

Electronic Components - 0.90%
Microchip Technology Incorporated	28,808	1,045,730

Finance Companies - 1.11%
Blackstone Group L.P. (The)*	7,000	175,560
Fannie Mae	18,400	1,118,904
		1,294,464
Health Care - Drugs - 2.45%
Abbott Laboratories	27,100	1,453,102
Merck & Co., Inc.	27,050	1,398,215
		2,851,317
Hospital Supply and Management - 0.91%
Medtronic, Inc.	18,748	1,057,575

Hotels and Gaming - 2.20%
Harrah's Entertainment, Inc.	11,962	1,039,857
Starwood Hotels & Resorts Worldwide, Inc.	25,150	1,527,863
		2,567,720
Household - General Products - 3.60%
Colgate-Palmolive Company	29,215	2,083,614
Procter & Gamble Company (The)	29,968	2,107,949
		4,191,563
Insurance - Life - 0.90%
Aflac Incorporated	18,444	1,052,046

Insurance - Property and Casualty - 4.52%
ACE Limited	13,589	823,086
Ambac Financial Group, Inc.	19,450	1,223,599
Everest Re Group, Ltd.	9,319	1,027,327
MBIA Inc.	20,850	1,272,892
Travelers Companies, Inc. (The)	18,393	925,904
		5,272,808
Metal Fabrication - 1.11%
Loews Corporation, Carolina Group	15,714	1,292,162

Mining - 0.58%
Rio Tinto plc, ADR	1,974	677,872

Multiple Industry - 5.96%
Altria Group, Inc.	40,357	2,806,022
General Electric Company	66,718	2,762,125
NuStar GP Holdings, LLC	44,600	1,386,614
		6,954,761
Non-Residential Construction - 2.98%
Fluor Corporation	24,111	3,471,502

Petroleum - International - 5.95%
Anadarko Petroleum Corporation	27,238	1,464,042
Apache Corporation	17,059	1,536,334
Exxon Mobil Corporation	36,857	3,411,484
Marathon Oil Corporation	9,282	529,260
		6,941,120
Petroleum - Services - 10.48%
Baker Hughes Incorporated	25,377	2,293,319
Grant Prideco, Inc.*	20,174	1,099,886
National Oilwell Varco, Inc.*	13,849	2,001,181
Schlumberger Limited	39,239	4,120,095
Transocean Inc.*	10,782	1,218,905
Weatherford International Ltd.*	22,124	1,486,290
		12,219,676
Railroad - 2.01%
Burlington Northern Santa Fe Corporation	10,774	874,526
Union Pacific Corporation	12,960	1,465,258
		2,339,784
Real Estate Investment Trust - 2.95%
Douglas Emmett, Inc.	47,950	1,185,803
ProLogis	13,829	917,554
Simon Property Group, Inc.	13,386	1,338,600
		3,441,957
Restaurants - 1.20%
McDonald's Corporation	25,673	1,398,408

Security and Commodity Brokers - 9.15%
AllianceBernstein Holding L.P.	37,345	3,288,974
CME Group Inc.	5,823	3,420,139
J.P. Morgan Chase & Co.	24,366	1,116,450
NYMEX Holdings, Inc.	13,300	1,731,394
UBS AG	20,770	1,106,003
		10,662,960
Steel - 0.49%
Nucor Corporation	9,550	567,939

Tobacco - 0.90%
Reynolds American Inc.	16,522	1,050,634

Utilities - Electric - 2.65%
Dominion Resources, Inc.	13,478	1,136,195
NRG Energy, Inc.*	46,092	1,949,231
		3,085,426
Utilities - Gas and Pipeline - 0.70%
Enbridge Inc.	22,245	815,724

Utilities - Telephone - 2.75%
AT&T Inc.	33,055	1,398,557
Iowa Telecommunications Services, Inc.	51,438	1,021,044
Verizon Communications Inc.	17,900	792,612
		3,212,213

TOTAL COMMON STOCKS - 91.01%		$106,094,289

(Cost: $80,879,125)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 1.29%
Coca-Cola Company (The),
4.82%, 10-12-07	$1,500	1,497,791

Electrical Equipment - 0.94%
W.W. Grainger, Inc.,
4.78%, 10-24-07	1,100	1,096,641

Household - General Products - 1.28%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
4.8%, 10-17-07	1,500	1,496,800

Finance Companies - 2.57%
Prudential Funding LLC:
5.23%, 10-5-07	1,500	1,499,128
5.15%, 10-11-07	1,500	1,497,854
		2,996,982
Forest and Paper Products - 0.77%
Sonoco Products Co.,
5.6%, 10-1-07	896	896,000

Restaurants - 0.86%
Starbucks Corporation,
5.4%, 10-9-07	1,000	998,800

Retail - General Merchandise - 1.28%
Target Corporation,
5.0%, 10-19-07	1,500	1,496,250

TOTAL SHORT-TERM SECURITIES - 8.99%		$10,479,264

(Cost: $10,479,264)

TOTAL INVESTMENT SECURITIES - 100.00%		$116,573,553

(Cost: $91,358,389)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

The Investments of W&R Target Energy Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.72%
Bucyrus International, Inc., Class A	2,850	$207,808
Jacobs Engineering Group Inc.*	3,950	298,541
		506,349
Capital Equipment - 6.74%
Cameron International Corporation*	5,950	549,125
Shaw Group Inc. (The)*	3,600	209,160
SunPower Corporation, Class A*	3,550	293,709
Suntech Power Holdings Co., Ltd., ADR*	5,050	201,495
		1,253,489
Coal - 1.92%
Foundation Coal Holdings, Inc.	3,000	117,600
Peabody Energy Corporation	5,000	239,350
		356,950
Electrical Equipment - 3.16%
First Solar, Inc.*	5,000	588,150

Electronic Instruments - 0.37%
Energy Conversion Devices, Inc.*	3,050	69,266

Mining - 1.67%
Arch Coal, Inc.	4,800	161,952
Cameco Corporation	3,200	147,968
		309,920
Non-Residential Construction - 3.08%
Fluor Corporation	2,750	395,945
Technip SA, ADR	2,000	177,800
		573,745
Petroleum - Canada - 1.09%
Suncor Energy Inc.	2,150	203,842

Petroleum - Domestic - 5.45%
Continental Resources, Inc.*	11,550	209,517
ENSCO International Incorporated	4,000	224,400
Sunoco, Inc.	2,450	173,411
Valero Energy Corporation	3,100	208,258
XTO Energy Inc.	3,200	197,888
		1,013,474
Petroleum - International - 28.61%
Anadarko Petroleum Corporation	5,350	287,562
Apache Corporation	5,300	477,318
BP p.l.c., ADR	4,500	312,075
CNOOC Limited, ADR	1,350	224,681
ConocoPhillips	3,950	346,691
Devon Energy Corporation	4,700	391,040
EOG Resources, Inc.	4,050	292,936
Exxon Mobil Corporation	6,050	559,988
Hess Corporation	2,600	172,978
Marathon Oil Corporation	5,100	290,802
Newfield Exploration Company*	8,000	385,280
Noble Energy, Inc.	5,700	399,228
Occidental Petroleum Corporation	5,250	336,420
PetroChina Company Limited, ADR	600	111,066
Petroleo Brasileiro S.A. - Petrobras, ADR	1,350	101,925
Statoil ASA, ADR	3,900	132,288
TOTAL S.A., ADR	950	76,979
Talisman Energy Inc.	13,700	269,890
Ultra Petroleum Corp.*	2,500	155,100
		5,324,247
Petroleum - Services - 27.19%
BJ Services Company	7,700	204,435
Baker Hughes Incorporated	5,800	524,146
Complete Production Services, Inc.*	12,000	245,760
FMC Technologies, Inc.*	2,300	132,618
Grant Prideco, Inc.*	6,450	351,654
Halliburton Company	6,750	259,200
Hercules Offshore, Inc.*	4,478	116,876
Nabors Industries Ltd.*	12,600	387,702
National Oilwell Varco, Inc.*	5,900	852,550
Schlumberger Limited	6,750	708,750
Smith International, Inc.	6,200	442,680
Transocean Inc.*	3,250	367,412
Weatherford International Ltd.*	6,950	466,901
		5,060,684
Utilities - Electric - 5.48%
Entergy Corporation	3,300	357,357
Exelon Corporation	4,200	316,512
Mirant Corporation*	3,550	144,414
NRG Energy, Inc.*	4,750	200,878
		1,019,161
Utilities - Gas and Pipeline - 2.57%
Enbridge Inc.	7,600	278,692
Southwestern Energy Company*	4,750	198,788
		477,480

TOTAL COMMON STOCKS - 90.05%		$16,756,757

(Cost: $13,788,000)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 5.37%
Prudential Funding LLC,
5.15%, 10-11-07	$1,000	998,569

Forest and Paper Products - 4.58%
Sonoco Products Co.,
5.6%, 10-1-07	853	853,000

TOTAL SHORT-TERM SECURITIES - 9.95%		$1,851,569

(Cost: $1,851,569)

TOTAL INVESTMENT SECURITIES - 100.00%		$18,608,326

(Cost: $15,639,569)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Global Natural Resources Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Australia - 0.15%
Sino Gold Mining Limited (A)*	33,100	$220,872

Bermuda - 0.76%
Aquarius Platinum Limited (A)	10,000	351,911
Weatherford International Ltd.*	11,100	745,698
		1,097,609
Brazil - 13.02%
Aracruz Celulose S.A., ADR	9,800	721,182
Bradespar S.A. (A)	33,100	1,878,195
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (A)*	11,700	75,894
CPFL Energia S.A. (A)	16,500	321,358
CPFL Energia S.A., ADR	5,400	314,442
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP (A)*	15,000	374,141
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ADR	16,600	820,040
Companhia Energetica de Minas Gerais - CEMIG, ADR	58,300	1,243,539
Companhia Vale do Rio Doce, ADR	183,000	6,209,190
Cosan S.A. Industria e Comercio, Class A*	48,000	619,200
Suzano Bahia Sul Papel E Celulose S.A. (A)	193,100	3,069,795
Usinas Siderurgicas de Minas Gerais S.A. - USIMINA S (A)	23,200	1,809,929
Votorantim Celulose e Papel S.A. (A)	16,600	476,627
Votorantim Celulose e Papel S.A., ADR	34,100	975,942
		18,909,474
Canada - 11.86%
ARISE Technologies Corporation (A)*	105,000	177,349
Agnico-Eagle Mines Limited (A)	58,000	2,876,529
Canadian Oil Sands Trust (A)	19,500	646,961
Eldorado Gold Corporation (A)*	57,100	352,480
Goldcorp Inc. (A)	97,000	2,964,661
IAMGOLD Corporation (A)	194,800	1,694,083
Kinross Gold Corporation (A)*	106,000	1,583,632
MGM Energy Corp. (A)*	97,500	262,705
OPTI Canada Inc. (A)*	25,300	473,620
Pason Systems Inc. (A)	39,000	583,441
Progress Energy Trust (A)	32,000	387,031
Savanna Energy Services Corp. (A)*	15,600	266,626
Silver Wheaton Corp. (A)*	116,000	1,617,574
Suncor Energy Inc. (A)	10,000	949,681
Talisman Energy Inc. (A)	20,000	392,701
Trican Well Service Ltd. (A)	68,500	1,394,586
UTS Energy Corporation (A)*	38,000	210,888
Uranium One Inc. (A)*	20,000	264,415
Xtreme Coil Drilling Corp. (A)*	12,700	130,748
		17,229,711
Cayman Islands - 4.11%
Neo-Neon Holdings Limited (A)*	135,000	175,396
Noble Corporation	90,500	4,439,025
Suntech Power Holdings Co., Ltd., ADR*	34,000	1,356,600
		5,971,021
China - 3.42%
LDK Solar Co., Ltd., ADR*	27,800	1,915,420
Xinao Gas Holdings Limited (A)	350,800	715,693
Yingli Green Energy Holding Company Limited*	89,800	2,341,086
		4,972,199
Cyprus - 0.07%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)*	65,000	97,500

France - 3.09%
Schneider Electric SA (A)*	10,600	1,339,189
THEOLIA (A)	20,000	533,303
TOTAL S.A. (A)	14,700	1,195,217
Vallourec (A)	4,906	1,413,127
		4,480,836
Germany - 2.25%
Q-Cells AG (A)*	13,500	1,382,167
SGL Carbon AG (A)	9,700	561,980
Siemens AG (A)*	9,600	1,317,572
		3,261,719
Hong Kong - 0.27%
Guangdong Investment Limited (A)	580,000	397,667

Japan - 0.86%
DOWA HOLDINGS Co., Ltd. (A)	49,000	620,685
Sharp Corporation (A)	20,000	363,035
Sumitomo Electric Industries, Ltd. (A)	16,600	264,467
		1,248,187
Luxembourg - 2.08%
Tenaris S.A., ADR	57,500	3,025,650

Malaysia - 0.23%
IOI Corporation Berhad (A)	38,300	68,001
Kuala Lumpur Kepong Berhad (A)	70,000	271,167
		339,168
Mexico - 1.61%
Cemex, S.A. de C.V., ADR*	78,000	2,333,760

Norway - 0.82%
Statoil ASA (A)	35,100	1,196,313

Papua New Guinea - 1.92%
Lihir Gold Limited (A)*	727,067	2,541,944
Lihir Gold Limited, ADR*	6,700	240,731
		2,782,675
Philippines - 0.15%
PNOC Energy Development Corporation (A)	1,550,000	220,200

Russia - 1.66%
OAO LUKOIL, ADR	29,000	2,409,900

Singapore - 0.42%
Bio-Treat Technology Limited (A)	200,000	122,518
China Energy Limited (A)*	475,000	486,032
		608,550
South Africa - 5.19%
Anglo Platinum Limited (A)	6,300	953,418
Gold Fields Limited (A)	106,000	1,910,194
Gold Fields Limited, ADR	155,000	2,803,950
Impala Platinum Holdings Limited (A)	44,800	1,560,681
Mvelaphanda Resources Limited (A)*	39,000	305,635
		7,533,878
Switzerland - 0.51%
Givaudan SA, Registered Shares (A)	800	739,360

Taiwan - 1.18%
Everlight Electronics Co., Ltd. (A)*	150,471	657,030
Motech Industries Inc. (A)	66,081	718,827
Motech Industries Inc., GDR (B)	30,313	329,736
		1,705,593
Thailand - 1.84%
PTT Public Company Limited (A)	175,300	1,718,477
Thai Oil Public Company Limited (A)	378,900	950,705
		2,669,182
United Kingdom - 1.25%
BG Group plc (A)	48,900	846,415
Randgold Resources Limited, ADR	29,200	969,732
		1,816,147
United States - 41.08%
Allegheny Technologies Incorporated	16,300	1,792,185
Andersons, Inc. (The)	14,300	686,329
Arch Coal, Inc.	48,000	1,619,520
Bunge Limited	10,900	1,171,205
Burlington Northern Santa Fe Corporation	7,800	633,126
CONSOL Energy Inc.	110,800	5,163,280
Cameron International Corporation*	8,800	812,152
Celanese Corporation, Series A	14,600	569,108
Chevron Corporation	6,700	626,986
ConocoPhillips	29,000	2,545,330
Cytec Industries Inc.	7,800	533,442
Diamond Offshore Drilling, Inc.	34,600	3,919,834
First Solar, Inc.*	2,200	258,786
Foundation Coal Holdings, Inc.	10,000	392,000
General Electric Company	34,000	1,407,600
GlobalSanteFe Corporation	22,500	1,710,450
Halliburton Company	126,000	4,838,400
Helix Energy Solutions Group, Inc.*	38,500	1,634,710
Konarka Technologies, Inc. (B)(C)*	68,000	210,800
MEMC Electronic Materials, Inc.*	40,400	2,377,944
Oceaneering International, Inc.*	19,200	1,455,360
Peabody Energy Corporation	87,500	4,188,625
Praxair, Inc.	24,300	2,035,368
Smith International, Inc.	48,500	3,462,900
Sunoco, Inc.	36,500	2,583,470
SunPower Corporation, Class A*	7,800	645,333
Superior Energy Services, Inc.*	34,000	1,204,960
Tesoro Corporation	62,400	2,871,648
Ultra Petroleum Corp.*	17,000	1,054,680
Valero Energy Corporation	92,000	6,180,560
W-H Energy Services, Inc.*	14,500	1,069,375
		59,655,466

TOTAL COMMON STOCKS - 99.80%		$144,922,637

(Cost: $110,297,706)

CORPORATE DEBT SECURITIES - 0.07%	Principal Amount in Thousands

Brazil
Bahia Sul Celulose S.A.,
0.0%, 12-1-12 (B)(D)	BRL180	$106,659
(Cost: $88,292)

UNREALIZED LOSS ON OPEN FORWARD CURRENCY CONTRACTS - (0.63%)	Face Amount in Thousands

Canadian Dollar, 10-3-07 (D)	CAD1,375	(78,612)
Canadian Dollar, 10-10-07 (D)	1,475	(82,154)
Canadian Dollar, 10-17-07 (D)	1,900	(71,699)
Canadian Dollar, 10-24-07 (D)	1,675	(88,105)
Canadian Dollar, 10-31-07 (D)	900	(57,634)
Canadian Dollar, 11-7-07 (D)	1,310	(86,682)
Canadian Dollar, 11-14-07 (D)	1,210	(44,399)
Canadian Dollar, 12-5-07 (D)	1,500	(55,107)
Canadian Dollar, 12-12-07 (D)	1,000	(48,845)
Canadian Dollar, 12-19-07 (D)	1,700	(45,091)
Canadian Dollar, 12-28-07 (D)	1,700	(12,184)
South African Rand, 10-3-07 (D)	ZAR3,200	(19,339)
South African Rand, 10-11-07 (D)	2,400	(10,944)
South African Rand, 10-17-07 (D)	2,400	(7,098)
South African Rand, 10-24-07 (D)	2,400	(7,073)
South African Rand, 10-31-07 (D)	1,995	(13,272)
South African Rand, 11-7-07 (D)	2,000	(9,711)
South African Rand, 11-14-07 (D)	2,195	(9,966)
South African Rand, 11-21-07 (D)	2,400	(22,184)
South African Rand, 11-28-07 (D)	3,750	(85,554)
South African Rand, 12-5-07 (D)	2,400	(19,253)
South African Rand, 12-12-07 (D)	3,650	(24,075)
South African Rand, 12-20-07 (D)	2,500	(14,733)
South African Rand, 12-21-07 (D)	1,870	(4,025)
		$(917,739)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Forest and Paper Products - 0.07%
Sonoco Products Co.,
5.6%, 10-1-07	$105	105,000

Restaurants - 0.69%
Starbucks Corporation,
5.4%, 10-9-07	1,000	998,800

TOTAL SHORT-TERM SECURITIES - 0.76%		$1,103,800

(Cost: $1,103,800)

TOTAL INVESTMENT SECURITIES - 100.00%		$145,215,357

(Cost: $111,489,798)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transacations exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amount to $744,695, or 0.51% of total investments.

(C)Securities valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

(D)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CAD - Canadian Dollar, ZAR - South African Rand).

The Investments of W&R Target Growth Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 3.51%
Boeing Company (The)	305,000	$32,021,950
United Technologies Corporation	165,000	13,279,200
		45,301,150
Beverages - 4.46%
Coca-Cola Company (The)	275,000	15,804,250
PepsiCo, Inc.	570,000	41,758,200
		57,562,450
Capital Equipment - 5.16%
Deere & Company	305,000	45,268,100
Foster Wheeler Ltd.*	35,000	4,593,225
Illinois Tool Works Inc.	115,000	6,858,600
Joy Global Inc.	195,000	9,910,875
		66,630,800
Chemicals - Petroleum and Inorganic - 3.68%
Monsanto Company	555,000	47,585,700

Communications Equipment - 7.51%
Cisco Systems, Inc.*	1,615,000	53,496,875
Nokia Corporation, Series A, ADR	780,000	29,585,400
QUALCOMM Incorporated	330,000	13,942,500
		97,024,775
Computers - Main and Mini - 1.87%
Hewlett-Packard Company	485,000	24,148,150

Computers - Micro - 4.73%
Apple Inc.*	398,000	61,087,030

Computers - Peripherals - 6.68%
Adobe Systems Incorporated*	1,035,000	45,198,450
Electronic Arts Inc.*	340,000	19,043,400
Microsoft Corporation	746,100	21,983,837
		86,225,687
Consumer Electronics - 3.73%
Research In Motion Limited*	488,600	48,141,758

Defense - 2.53%
General Dynamics Corporation	387,100	32,698,337

Electrical Equipment - 1.03%
Emerson Electric Co.	250,000	13,305,000

Electronic Components - 0.97%
Microchip Technology Incorporated	343,600	12,472,680

Electronic Instruments - 1.29%
Thermo Fisher Scientific Inc.*	290,000	16,738,800

Food and Related - 0.98%
Wm. Wrigley Jr. Company	197,000	12,653,310

Health Care - Drugs - 13.93%
Abbott Laboratories	768,000	41,180,160
Alcon, Inc.	92,100	13,255,032
Allergan, Inc.	201,000	12,958,470
Genentech, Inc.*	430,000	33,548,600
Gilead Sciences, Inc.*	1,039,800	42,481,029
Roche Holding Ltd, ADR	105,000	9,471,000
Schering-Plough Corporation	854,200	27,018,346
		179,912,637
Health Care - General - 3.65%
Baxter International Inc.	310,000	17,446,800
DENTSPLY International Inc.	307,500	12,808,912
Zimmer Holdings, Inc.*	207,900	16,837,821
		47,093,533
Hospital Supply and Management - 0.78%
Medtronic, Inc.	178,500	10,069,185

Hotels and Gaming - 5.14%
International Game Technology	300,000	12,930,000
Las Vegas Sands, Inc.*	400,400	53,421,368
		66,351,368
Household - General Products - 3.75%
Colgate-Palmolive Company	680,000	48,497,600

Insurance - Life - 0.75%
Aflac Incorporated	170,000	9,696,800

Insurance - Property and Casualty - 0.60%
Ambac Financial Group, Inc.	122,500	7,706,475

Non-Residential Construction - 0.84%
Fluor Corporation	75,000	10,798,500

Petroleum - Services - 6.70%
McDermott International, Inc.*	145,000	7,841,600
Schlumberger Limited	383,100	40,225,500
Smith International, Inc.	537,800	38,398,920
		86,466,020
Restaurants - 0.94%
YUM! Brands, Inc.	358,800	12,138,204

Retail - Food Stores - 0.76%
Walgreen Co.	206,900	9,773,956

Retail - General Merchandise - 2.53%
Kohl's Corporation*	265,000	15,192,450
Target Corporation	275,000	17,481,750
		32,674,200
Security and Commodity Brokers - 5.84%
CME Group Inc.	78,200	45,930,770
Goldman Sachs Group, Inc. (The)	72,600	15,735,324
NYMEX Holdings, Inc.	40,000	5,207,200
UBS AG	160,000	8,520,000
		75,393,294
Timesharing and Software - 3.59%
Google Inc., Class A*	81,660	46,340,825

Utilities - Telephone - 1.47%
America Movil, S.A. de C.V.	110,000	7,040,000
China Mobile (Hong Kong) Limited, ADR	145,000	11,895,800
		18,935,800

TOTAL COMMON STOCKS - 99.40%		$1,283,424,024

(Cost: $865,810,674)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Chemicals - Specialty - 0.08%
Air Products and Chemicals, Inc.,
5.05%, 10-1-07	$991	991,000

Food and Related - 0.37%
ConAgra Foods, Inc.,
5.525%, 10-3-07	1,500	1,499,540
Nestle Capital Corp.,
4.8%, 10-1-07	1,300	1,300,000
Wm. Wrigley Jr. Company,
5%, 10-1-07	2,000	2,000,000
		4,799,540
Multiple Industry - 0.15%
Honeywell International Inc.,
4.76%, 11-21-07	2,000	1,986,513

TOTAL SHORT-TERM SECURITIES - 0.60%		$7,777,053

(Cost: $7,777,053)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,291,201,077

(Cost: $873,587,727)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target High Income Portfolio
September 30, 2007
COMMON STOCKS AND WARRANTS	Shares	Value

Broadcasting - 0.03%
Citadel Broadcasting Corporation	15,000	$62,400

Hospital Supply and Management - 0.30%
Community Health Systems, Inc.*	10,000	314,400
HMS Holdings Corp.*	14,000	343,840
		658,240
Hotels and Gaming - 0.16%
Pinnacle Entertainment, Inc.*	12,500	340,375

Petroleum - Domestic - 0.15%
Inergy, L.P.	10,000	316,700

Petroleum - Services - 0.45%
Baker Hughes Incorporated	5,000	451,850
Schlumberger Limited	5,000	525,000
		976,850
Utilities - Telephone - 0.00%
GT Group Telecom, Inc., Warrants (A)(B)*	300	-	**

TOTAL COMMON STOCKS AND WARRANTS - 1.09%		$2,354,565

(Cost: $1,859,569)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.66%
Continental Airlines, Inc.,
7.339%, 4-19-14 (C)	$1,500	1,425,000

Aircraft - 0.88%
Esterline Technologies Corporation,
7.75%, 6-15-13	750	761,250
L-3 Communications Corporation:
6.125%, 1-15-14	200	196,000
5.875%, 1-15-15	1,000	960,000
		1,917,250
Apparel - 0.45%
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,000	982,500

Beverages - 0.80%
Constellation Brands, Inc.,
7.25%, 9-1-16	750	750,000
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	985,000
		1,735,000
Broadcasting - 2.06%
Cablevision Systems Corporation,
9.82%, 4-1-09 (D)	1,835	1,890,050
Insight Communications Company, Inc.,
12.25%, 2-15-11	1,500	1,548,750
PanAmSat Corporation,
9.0%, 6-15-16	1,000	1,030,000
		4,468,800
Business Equipment and Services - 9.26%
Allied Waste North America, Inc.,
7.125%, 5-15-16	2,000	2,045,000
Carriage Services, Inc.,
7.875%, 1-15-15	150	150,000
Corrections Corporation of America,
7.5%, 5-1-11	1,000	1,007,500
First Data Corporation,
7.997%, 9-24-14 (C)	2,000	1,925,840
Iron Mountain Incorporated,
8.625%, 4-1-13	1,500	1,518,750
Lamar Advertising Company,
6.625%, 8-15-15	2,000	1,930,000
Lamar Media Corp.,
6.625%, 8-15-15	500	482,500
Mobile Mini, Inc.,
6.875%, 5-1-15	1,200	1,167,000
R.H. Donnelley Corporation,
6.875%, 1-15-13	750	708,750
SunGard Data Systems Inc.:
9.125%, 8-15-13	625	650,000
10.25%, 8-15-15	3,000	3,135,000
Tube City IMS Corporation,
9.75%, 2-1-15	640	625,600
West Corporation:
9.5%, 10-15-14	1,000	1,032,500
11.0%, 10-15-16	3,500	3,675,000
		20,053,440
Capital Equipment - 3.13%
Jostens IH Corp.,
7.625%, 10-1-12	500	508,750
RBS Global, Inc. and Rexnord LLC:
9.5%, 8-1-14	1,025	1,060,875
11.75%, 8-1-16	500	532,500
8.875%, 9-1-16	310	311,550
Simmons Bedding Company,
7.875%, 1-15-14	1,225	1,176,000
Simmons Company,
0.0%, 12-15-14 (E)	4,000	3,190,000
		6,779,675
Chemicals - Petroleum and Inorganic - 0.97%
Lyondell Chemical Company,
8.0%, 9-15-14	750	825,000
Nalco Company,
7.75%, 11-15-11	1,250	1,275,000
		2,100,000
Chemicals - Specialty - 6.76%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (E)	1,920	1,996,800
0.0%, 6-1-13 (E)	2,500	2,518,750
Huntsman International LLC,
7.375%, 1-1-15	1,275	1,332,375
Matrix Acquisition Corp.,
9.5%, 4-15-17 (F)	650	627,250
Momentive Performance Materials Inc.:
9.75%, 12-1-14 (F)	2,500	2,475,000
11.5%, 12-1-16 (F)	3,500	3,465,000
Mosaic Company (The):
7.375%, 12-1-14 (F)	350	367,500
7.625%, 12-1-16 (F)	1,750	1,865,938
		14,648,613
Coal - 0.48%
Alpha Natural Resources, LLC and Alpha Natural Resources Capital Corp.,
10.0%, 6-1-12	1,000	1,050,000

Communications Equipment - 0.79%
Intelsat (Bermuda), Ltd.,
8.886%, 1-15-15 (D)	1,700	1,717,000

Computers - Peripherals - 1.43%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (E)	3,325	3,092,250

Construction Materials - 6.13%
Ames True Temper, Inc.,
9.36%, 1-15-12 (D)	1,650	1,625,250
Builders FirstSource, Inc.,
9.8075%, 2-15-12 (D)	3,000	2,887,500
CPG International I Inc.,
10.5%, 7-1-13	2,000	2,000,000
Interface, Inc.,
9.5%, 2-1-14	3,000	3,135,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12	4,500	3,645,000
		13,292,750
Containers - 0.21%
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	150	148,875
9.875%, 10-15-14	300	297,000
		445,875
Cosmetics and Toiletries - 0.97%
Playtex Products, Inc.,
8.0%, 3-1-11	2,000	2,105,000

Electronic Components - 1.83%
Freescale Semiconductor, Inc.,
8.875%, 12-15-14	1,260	1,215,900
NXP B.V. and NXP Funding LLC,
7.875%, 10-15-14	500	481,250
Seagate Technology HDD Holdings,
6.8%, 10-1-16	1,800	1,759,500
Viasystems, Inc.,
10.5%, 1-15-11	500	500,000
		3,956,650
Finance Companies - 11.77%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
6.75%, 5-1-14	500	487,500
Ford Motor Credit Company:
9.75%, 9-15-10	1,000	1,019,928
9.875%, 8-10-11	1,000	1,012,783
8.11%, 1-13-12 (D)	350	330,718
8.0%, 12-15-16	1,000	935,505
Goodman Global Holdings, Inc.:
8.36%, 6-15-12 (D)	965	955,350
7.875%, 12-15-12	2,605	2,559,413
KAR Holdings, Inc.:
8.75%, 5-1-14 (F)	160	153,200
9.35625%, 5-1-14 (D)(F)	1,750	1,675,625
10.0%, 5-1-15 (F)	160	150,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (E)	1,600	1,432,000
PIH Acquisition Co.,
10.75%, 10-1-13 (F)	475	451,250
Sally Holdings LLC and Sally Capital Inc.:
9.25%, 11-15-14	750	757,500
10.5%, 11-15-16	3,000	3,000,000
Toll Corp.,
8.25%, 12-1-11	890	863,300
Visant Holding Corp.,
8.75%, 12-1-13	4,325	4,422,313
Xerox Capital Trust I,
8.0%, 2-1-27	5,250	5,297,040
		25,503,425
Food and Related - 2.72%
Pierre Merger Corp.,
9.875%, 7-15-12	1,970	1,812,400
Pilgrim's Pride Corporation:
7.625%, 5-1-15	875	888,125
8.375%, 5-1-17	500	510,000
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (E)	2,850	2,679,000
		5,889,525
Forest and Paper Products - 1.33%
Buckeye Technologies Inc.:
8.0%, 10-15-10	2,430	2,478,600
8.5%, 10-1-13	400	404,000
		2,882,600
Health Care - Drugs - 1.24%
Mylan Laboratories Inc.,
6.375%, 8-15-15	1,500	1,610,625
Warner Chilcott Corporation,
8.75%, 2-1-15	1,033	1,069,155
		2,679,780
Homebuilders, Mobile Homes - 0.16%
Standard Pacific Corp.,
6.5%, 8-15-10	450	346,500

Hospital Supply and Management - 7.10%
CHS/Community Health Systems, Inc.,
8.875%, 7-15-15 (F)	1,600	1,644,000
HCA Inc.:
6.95%, 5-1-12	3,500	3,263,750
9.125%, 11-15-14 (F)	475	501,125
9.25%, 11-15-16 (F)	1,075	1,142,188
9.625%, 11-15-16 (F)	325	346,937
HealthSouth Corporation,
10.75%, 6-15-16	500	526,250
Psychiatric Solutions, Inc.,
7.75%, 7-15-15	1,425	1,442,813
Rural/Metro Corporation,
0.0%, 3-15-16 (E)	1,415	1,110,775
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	1,100	1,045,000
United Surgical Partners International, Inc.,
8.875%, 5-1-17	2,000	2,020,000
US Oncology, Inc.:
9.0%, 8-15-12	1,295	1,304,713
10.75%, 8-15-14	1,000	1,032,500
		15,380,051
Hotels and Gaming - 2.61%
Fontainebleau Las Vegas Holdings and Fontainebleau Capital Corp.,
10.25%, 6-15-15 (F)	1,080	1,012,500
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,750	1,846,250
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	1,485	1,503,562
Shingle Springs Tribal Gaming Authority,
9.375%, 6-15-15 (F)	800	808,000
Station Casinos, Inc.,
6.0%, 4-1-12	500	475,000
		5,645,312
Household - General Products - 2.03%
Central Garden & Pet Company,
9.125%, 2-1-13	2,500	2,343,750
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,075,900
Solo Cup Company,
8.5%, 2-15-14	1,100	973,500
		4,393,150
Metal Fabrication - 0.52%
Aurora Acquisition Merger Sub, Inc.:
9.0%, 12-15-14	750	693,750
10.0%, 12-15-16	500	442,500
		1,136,250
Mining - 0.65%
Freeport-McMoRan Copper & Gold Inc.:
8.25%, 4-1-15	325	351,000
8.56438%, 4-1-15 (D)	500	519,375
8.375%, 4-1-17	500	546,250
		1,416,625
Motion Pictures - 1.13%
AMC Entertainment Inc.,
11.0%, 2-1-16	1,500	1,597,500
Marquee Holdings Inc.,
9.50512%, 8-15-14	1,000	845,000
		2,442,500
Motor Vehicles - 2.39%
Ford Motor Company,
7.45%, 7-16-31	500	392,500
Group 1 Automotive, Inc.,
8.25%, 8-15-13	2,500	2,500,000
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,353	1,336,087
United Auto Group, Inc.,
7.75%, 12-15-16	1,000	957,500
		5,186,087
Multiple Industry - 2.88%
Dynegy Holdings Inc.,
8.375%, 5-1-16	1,000	1,005,000
UCI Holdco, Inc.,
12.69438%, 12-15-13 (D)(F)(G)	2,188	2,061,119
Umbrella Acquisition, Inc.,
9.75%, 3-15-15 (F)	3,250	3,168,750
		6,234,869
Petroleum - Domestic - 2.34%
Denbury Resources Inc.:
7.5%, 4-1-13	250	255,625
7.5%, 12-15-15	500	512,500
EXCO Resources, Inc.,
7.25%, 1-15-11	900	895,500
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	1,000	1,025,000
Petrohawk Energy Corporation,
9.125%, 7-15-13	2,250	2,373,750
		5,062,375
Petroleum - International - 0.67%
Chesapeake Energy Corporation:
6.375%, 6-15-15	500	490,625
6.25%, 1-15-18	1,000	965,000
		1,455,625
Petroleum - Services - 1.68%
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (F)	725	708,687
Stallion Oilfield Services Ltd. and Stallion Oilfield Finance Corp.,
9.75%, 2-1-15 (F)	750	726,563
TXU Energy Company LLC,
7.0%, 3-15-13	2,000	2,195,480
		3,630,730
Publishing - 1.01%
Dex Media, Inc.,
0.0%, 11-15-13 (E)	1,500	1,410,000
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	750	770,625
		2,180,625
Railroad - 1.37%
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12-1-13 (F)	350	343,000
7.375%, 6-1-14 (F)	500	488,750
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	950	960,687
TFM, S.A. de C.V.,
9.375%, 5-1-12	1,125	1,178,438
		2,970,875
Restaurants - 1.68%
NPC International, Inc.,
9.5%, 5-1-14	4,000	3,640,000

Retail - Food Stores - 1.84%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	1,005	1,022,587
Pantry, Inc. (The),
7.75%, 2-15-14	975	940,875
Rite Aid Corporation,
8.125%, 5-1-10	1,000	1,002,500
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	1,000	1,018,750
		3,984,712
Retail - General Merchandise - 2.10%
Dollar General Corporation,
10.625%, 7-15-15 (F)	3,750	3,525,000
Intcomex, Inc.,
11.75%, 1-15-11	1,000	1,020,000
		4,545,000
Retail - Specialty Stores - 0.65%
Claire's Stores, Inc.:
9.25%, 6-1-15 (F)	750	648,750
10.5%, 6-1-17 (F)	1,000	770,000
		1,418,750
Security and Commodity Brokers - 1.68%
Elan Finance public limited company and Elan Finance Corp.:
7.75%, 11-15-11	1,250	1,225,000
8.875%, 12-1-13	800	786,000
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	1,564	1,618,740
		3,629,740
Steel - 0.25%
PNA Group, Inc.,
10.75%, 9-1-16	540	550,800

Timesharing and Software - 0.29%
iPayment, Inc.,
9.75%, 5-15-14	650	620,750

Trucking and Shipping - 0.35%
Quality Distribution, LLC and QD Capital Corporation,
9.0%, 11-15-10	800	762,000

Utilities - Electric - 0.69%
NRG Energy, Inc.:
7.25%, 2-1-14	750	751,875
7.375%, 2-1-16	750	751,875
		1,503,750
Utilities - Gas and Pipeline - 0.30%
Copano Energy, L.L.C.,
8.125%, 3-1-16	650	661,375

Utilities - Telephone - 1.41%
MetroPCS Communications, Inc.,
9.25%, 11-1-14 (F)	2,250	2,295,000
MetroPCS Wireless, Inc.,
9.25%, 11-1-14 (F)	750	765,000
		3,060,000

TOTAL CORPORATE DEBT SECURITIES - 91.65%		$198,583,584

(Cost: $200,007,234)

SHORT-TERM SECURITIES

Beverages - 0.92%
Diageo Capital plc (Diageo plc),
5.9%, 10-10-07	2,000	1,997,050

Food and Related - 1.38%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
6.2%, 10-12-07	1,500	1,497,158
Kellogg Co.,
5.9%, 12-7-07	1,500	1,483,529
		2,980,687
Household - General Products - 0.24%
Clorox Co.,
5.65%, 10-22-07	511	509,316

Retail - Food Stores - 1.96%
Kroger Co. (The):
5.8%, 10-1-07	1,948	1,948,000
6.0%, 10-12-07	1,300	1,297,617
6.2%, 10-16-07	1,000	997,417
		4,243,034
Utilities - Electric - 1.15%
Detroit Edison Co.,
6.1%, 10-1-07	2,500	2,500,000

Utilities - Gas and Pipeline - 1.61%
Michigan Consolidated Gas Co.,
5.9%, 10-10-07	2,000	1,997,050
Questar Corporation,
5.75%, 10-19-07	1,500	1,495,687
		3,492,737

TOTAL SHORT-TERM SECURITIES - 7.26%		$15,722,824

(Cost: $15,722,824)

TOTAL INVESTMENT SECURITIES - 100.00%		$216,660,973

(Cost: $217,589,627)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The following credit default swap agreements were outstanding at September 30, 2007:

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation )

Lehman Brothers	ALLTEL Corporation	4.45%	12-20-12	$(2,000,000)	$4,000
Goldman Sachs	Dow Jones CDX North America High Yield Series 8	2.75%	6-20-12	(5,000,000)	(139,261)
Lehman Brothers	Ford Motor Company	4.60%	9-20-08	(2,000,000)	(15,000)
Morgan Stanley	General Motors Acceptance Corporation	3.50%	12-20-12	(2,000,000)	(9,200)
Lehman Brothers	General Motors Corporation	4.50%	9-20-08	(2,000,000)	(20,000)
Lehman Brothers	Lennar Corporation	2.60%	9-20-08	(2,000,000)	5,800
Lehman Brothers	Lennar Corporation	2.84%	12-20-12	(1,000,000)	17,800

					$(155,861)

*No dividends were paid during the preceding 12 months.

**Not shown due to rounding.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of this security amounted to 0.00% of total investments.

(B)Security valued in good faith by management's valuation committee subject to the supervision of the Board of Directors.

(C)These securities currently pay the stated rate, but this rate will increase in the future.

(D)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(E)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $32,186,132 or 14.86% of total investments.

(G) Payment in kind bond.

The Investments of W&R Target International Growth Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Australia - 1.86%
Boart Longyear Limited (A)(B)*	1,620,000	$3,421,270
Rio Tinto Limited (A)	19,000	1,824,553
		5,245,823
Belgium - 1.03%
InBev NV (A)	32,000	2,900,255

Bermuda - 1.34%
Esprit Holdings Limited (A)	239,000	3,796,896

Brazil - 1.15%
Petroleo Brasileiro S.A. - Petrobras, ADR	43,000	3,246,500

Canada - 1.42%
Goldcorp Inc. (A)	60,000	1,833,811
Shoppers Drug Mart Corporation (A)(B)	39,700	2,170,498
		4,004,309
Cayman Islands - 1.16%
Agile Property Holdings Limited (A)	1,566,000	3,287,576

China - 3.96%
China Mobile Limited (A)	397,000	6,501,039
Qiao Xing Mobile Communication Co., Ltd.*	121,500	1,184,625
SINA Corporation*	73,000	3,495,240
		11,180,904
Finland - 2.05%
Fortum Oyj (A)	76,000	2,789,488
Nokia OYJ (A)	79,000	3,003,237
		5,792,725
France - 8.95%
ALSTOM (A)	8,800	1,789,012
L'Oreal (A)	12,300	1,613,598
LVMH Moet Hennessy - Louis Vuitton (A)	23,400	2,805,170
Pernod Ricard (A)	11,880	2,592,360
TOTAL S.A. (A)	52,000	4,227,980
Technip-Coflexip (A)	32,000	2,861,013
VINCI (A)	91,000	7,109,598
Vallourec (A)	7,900	2,275,521
		25,274,252
Germany - 15.76%
Allianz Aktiengesellschaft, Registered Shares (A)	22,100	5,163,463
Arcandor AG (A)*	50,000	1,661,937
Bayer Aktiengesellschaft (A)	78,800	6,258,695
Beiersdorf Aktiengesellschaft (A)	30,000	2,239,872
Commerzbank Aktiengesellschaft (A)	55,000	2,232,814
Deutsche Borse AG (A)	56,300	7,647,532
E.ON AG (A)	18,300	3,377,446
Fresenius AG (A)	30,600	2,373,683
Siemens AG (A)	41,000	5,627,130
Vossloh AG (A)	22,500	2,420,397
Wacker Chemie AG (A)	12,600	2,964,537
Wacker Construction Equipment AG (A)*	38,000	1,069,087
Wacker Construction Equipment AG (A)(B)*	52,500	1,477,028
		44,513,621
Greece - 3.52%
Alpha Bank (A)	70,000	2,439,504
Bank of Cyprus Limited (A)	219,000	3,866,047
National Bank of Greece S.A. (A)	22,000	1,402,273
Piraeus Bank S.A. (A)	62,500	2,233,384
		9,941,208
Hong Kong - 1.79%
CNOOC Limited (A)	2,200,000	3,695,981
Hutchison Whampoa Limited, Ordinary Shares (A)	126,000	1,347,711
		5,043,692
India - 0.58%
ICICI Bank Limited, ADR	31,000	1,634,320

Ireland - 1.30%
Anglo Irish Bank Corporation plc (Great Britain) (A)	61,600	1,141,896
CRH public limited company (A)	64,600	2,546,085
		3,687,981
Italy - 3.50%
Finmeccanica SpA (A)	62,500	1,820,752
Saipem S.p.A. (A)	94,500	4,031,770
UniCredito Italiano S.p.A. (A)	470,000	4,021,161
		9,873,683
Japan - 15.61%
Astellas Pharma Inc. (A)	29,500	1,415,096
Canon Inc. (A)	70,500	3,848,300
Hokuhoku Financial Group, Inc. (A)	410,000	1,160,057
Hoya Corporation (A)	89,000	3,037,305
Japan Tobacco Inc. (A)	600	3,296,043
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	150	1,318,940
Kurita Water Industries Ltd. (A)	48,000	1,629,739
Makita Corporation (A)	72,000	3,159,187
Mitsubishi Electric Corporation (A)	250,000	3,134,114
Mitsubishi Estate Co., Ltd. (A)	128,000	3,666,217
Nintendo Co., Ltd. (A)	11,000	5,726,723
ORIX Corporation (A)	12,000	2,737,126
Shin-Etsu Chemical Co., Ltd. (A)	43,500	3,006,921
Suzuki Motor Corporation (A)	48,000	1,420,798
Toyota Motor Corporation (A)	77,900	4,598,111
YAMADA-DENKI Co., Ltd. (A)	9,400	930,466
		44,085,143
Norway - 1.06%
Aker Kvaerner ASA (A)	94,000	2,994,574

South Korea - 0.98%
Samsung Electronics Co., Ltd. (A)	4,400	2,764,423

Sweden - 1.01%
H & M Hennes & Mauritz AB (A)	45,000	2,852,609

Switzerland - 11.31%
ABB Ltd (A)	126,700	3,336,587
Compagnie Financiere Richemont SA (A)	50,200	3,326,545
Holcim Ltd, Registered Shares (A)	37,500	4,142,152
Nestle S.A., Registered Shares (A)	13,500	6,064,419
Nobel Biocare Holding AG (A)	9,500	2,572,364
Roche Holdings AG, Genussschein (A)	29,700	5,385,158
Swatch Group Ltd (The), Bearer Shares (A)	10,000	3,281,082
Syngenta AG (A)	5,500	1,185,742
Zurich Financial Services, Registered Shares (A)	8,800	2,639,811
		31,933,860
United Kingdom - 12.76%
BAE Systems plc (A)	474,000	4,785,969
BHP Billiton Plc (A)	150,000	5,370,734
British American Tobacco p.l.c. (A)	187,500	6,721,090
Diageo plc (A)	125,000	2,746,747
IG Group Holdings plc (A)(B)	258,000	1,999,294
Informa plc (A)	168,000	1,720,354
Intertek Group plc (A)	152,000	2,945,085
Reckitt Benckiser plc (A)	85,500	5,024,061
Safestore Holdings Limited (A)(B)	215,000	810,495
Serco Group plc (A)	160,000	1,358,540
Standard Chartered PLC (A)	43,500	1,424,012
Vodafone Group Plc (A)	314,000	1,133,910
		36,040,291
United States - 4.06%
Research In Motion Limited*	116,400	11,468,892

TOTAL COMMON STOCKS - 96.16%		$271,563,537

(Cost: $192,166,489)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 1.06%
Lloyds TSB Bank PLC,
4.97%, 10-17-07	$3,000	2,993,373

Health Care - Drugs - 1.06%
GlaxoSmithKline Finance plc,
5.4%, 10-5-07	3,000	2,998,200

Mining - 1.72%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.0%, 10-1-07	4,851	4,851,000

TOTAL SHORT-TERM SECURITIES - 3.84%		$10,842,573

(Cost: $10,842,573)

TOTAL INVESTMENT SECURITIES - 100.00%		$282,406,110

(Cost: $203,009,062)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $9,878,585 or 3.50% of total investments.

The Investments of W&R Target International Value Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Australia - 1.39%
National Australia Bank Limited (A)	249,043	$8,775,454

Austria - 0.72%
Telekom Austria Aktiengesellschaft (A)	175,370	4,588,743

Belgium - 0.82%
Belgacom SA (A)	111,330	5,165,735

Canada - 1.31%
Barrick Gold Corporation (A)	206,300	8,286,015

Cayman Islands - 1.66%
ACE Limited	83,770	5,073,949
XL Capital Ltd, Class A	68,390	5,416,488
		10,490,437
China - 0.66%
China Telecom Corporation Limited (A)	2,300,000	1,733,761
China Telecom Corporation Limited (A)(B)	3,240,000	2,442,342
		4,176,103
Denmark - 0.56%
Vestas Wind Systems A/S (A)*	44,861	3,543,957

Finland - 2.36%
Stora Enso Oyj, Class R (A)	340,690	6,636,093
Stora Enso Oyj, Class R (A)	71,073	1,378,645
UPM-Kymmene Corporation (A)	286,300	6,923,880
		14,938,618
France - 10.04%
AXA S.A. (A)	333,933	14,942,203
France Telecom (A)	577,809	19,353,953
Sanofi-Aventis (A)	161,600	13,683,081
THOMSON (A)	485,110	7,387,778
TOTAL S.A. (A)	101,088	8,219,193
		63,586,208
Germany - 5.36%
Bayerische Motoren Werke Aktiengesellschaft (A)	72,100	4,662,458
Deutsche Post AG (A)	241,000	6,996,763
E.ON AG (A)	33,900	6,256,580
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	40,980	7,853,687
Siemens AG (A)	59,900	8,221,100
		33,990,588
Hong Kong - 1.61%
Hutchison Whampoa Limited, Ordinary Shares (A)	955,100	10,215,860

Israel - 1.76%
Check Point Software Technologies Ltd.*	442,720	11,145,476

Italy - 3.36%
Eni S.p.A. (A)	257,739	9,551,878
Mediaset S.p.A. (A)	833,528	8,605,203
UniCredito Italiano S.p.A. (A)	365,602	3,127,967
		21,285,048
Japan - 6.19%
AIFUL Corporation (A)	112,800	1,767,640
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	394	3,464,415
Konica Minolta Holdings, Inc. (A)	363,000	6,152,971
NGK SPARK PLUG CO., LTD. (A)	337,000	5,236,974
Nissan Motor Co., Ltd. (A)	646,900	6,482,235
Promise Co., Ltd. (A)	96,150	2,343,795
Sony Corporation (A)	179,200	8,689,714
USS Co., Ltd. (A)	77,730	5,109,141
		39,246,885
Netherlands - 6.29%
ING Groep N.V., Certicaaten Van Aandelen (A)	334,484	14,847,619
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	200,550	9,051,045
Reed Elsevier NV (A)	564,310	10,718,261
Vedior N.V. (A)	237,570	5,227,089
		39,844,014
Norway - 2.47%
Norske Skogindustrier ASA (A)	448,441	4,799,454
Telenor ASA (A)	541,050	10,838,562
		15,638,016
Singapore - 4.40%
DBS Group Holdings Ltd (A)	300,000	4,362,168
Flextronics International Ltd.*	559,100	6,253,533
Singapore Telecommunications Limited (A)	3,411,000	9,230,710
Venture Corporation Limited (A)	724,000	8,041,737
		27,888,148
South Korea - 5.51%
KT Corporation, ADR	329,160	8,245,458
Kookmin Bank, ADR	73,760	6,047,582
SK Telecom Co., Ltd., ADR	184,530	5,480,541
Samsung Electronics Co., Ltd., GDR (B)	48,290	15,170,598
		34,944,179
Spain - 2.70%
Gamesa Corporacion Tecnologica, S.A. (A)	77,907	3,182,757
Repsol YPF, S.A. (A)	167,139	5,970,186
Telefonica, S.A., ADR	95,274	7,982,056
		17,134,999
Sweden - 0.86%
Securitas AB, Class B (A)	172,280	2,272,435
Securitas Systems AB, Class B (A)	856,640	3,163,829
		5,436,264
Switzerland - 4.48%
Nestle S.A., Registered Shares (A)	21,620	9,712,055
Novartis AG, Registered Shares (A)	144,480	7,973,236
Swiss Reinsurance Company, Registered Shares (A)	66,770	5,947,218
UBS AG (A)	88,800	4,774,645
		28,407,154
Taiwan - 5.17%
Chunghwa Telecom Co., Ltd., ADR	391,432	7,233,663
Compal Electronics Inc., GDR	454,571	2,569,869
Compal Electronics Inc., GDR (B)	531,054	3,002,261
Lite-On Technology Corporation (A)	974,727	1,523,244
Lite-On Technology Corporation, GDR	541,933	8,328,919
Mega Financial Holding Company (A)	15,986,000	10,090,749
		32,748,705
Thailand - 0.00%
Advanced Info Service Public Company Limited (A)	3,000	7,790

United Kingdom - 29.42%
Aviva plc (A)	714,530	10,759,761
BAE Systems plc (A)	649,760	6,560,614
BP p.l.c. (A)	1,189,790	13,814,670
British Sky Broadcasting Group plc (A)	919,890	13,080,521
Centrica plc (A)	1,015,750	7,907,621
Compass Group PLC (A)	1,749,720	10,811,348
Fiberweb plc (A)	135,665	163,766
GlaxoSmithKline plc (A)	445,620	11,825,214
Group 4 Securicor plc (A)	1,930,840	7,979,984
HSBC Holdings plc (A)	545,140	10,088,369
INVESCO PLC (A)	340,700	4,611,119
Kingfisher plc (A)	1,319,310	4,826,349
Old Mutual plc (A)	3,098,150	10,161,090
Pearson plc (A)	425,050	6,587,597
Rentokil Initial plc (A)	2,082,700	7,111,929
Rolls-Royce Group plc (A)	695,160	7,431,482
Royal Bank of Scotland Group plc (The) (A)	1,133,240	12,172,661
Royal Dutch Shell plc, Class B (A)	226,693	9,331,908
tesco plc (A)	657,030	5,904,747
Unilever PLC (A)	241,384	7,630,310
Vodafone Group Plc (A)	4,877,865	17,614,845
		186,375,905

TOTAL COMMON STOCKS - 99.10%		$627,860,301

(Cost: $451,054,607)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 0.42%
Lloyds TSB Bank PLC,
4.97%, 10-17-07	$1,500	1,496,687
Rabobank USA Financial Corp. (Rabobank Nederland),
4.99%, 10-1-07	1,176	1,176,000
		2,672,687
Health Care - Drugs - 0.48%
GlaxoSmithKline Finance plc,
5.4%, 10-5-07	3,000	2,998,200

TOTAL SHORT-TERM SECURITIES - 0.90%		$5,670,887

(Cost: $5,670,887)

TOTAL INVESTMENT SECURITIES - 100.00%		$633,531,188

(Cost: $456,725,494)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $20,615,201 or 3.25% of total investments.

The Investments of W&R Target Micro Cap Growth Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 0.70%
Pinnacle Airlines Corp.*	27,400	$438,674

Apparel - 2.15%
Ashworth, Inc.*	36,600	226,188
Volcom, Inc.*	26,300	1,118,802
		1,344,990
Broadcasting - 2.77%
MDC Partners Inc., Class A*	85,100	924,186
RRSat Global Communications Network Ltd.*	33,000	809,325
		1,733,511
Business Equipment and Services - 4.93%
Cbeyond, Inc.*	18,700	762,492
DG FastChannel, Inc.*	44,200	1,044,667
Grubb & Ellis Company*	67,000	623,100
Kenexa Corporation*	10,400	320,060
Salary.com, Inc.*	28,800	337,680
		3,087,999
Capital Equipment - 6.88%
DXP Enterprises, Inc.*	17,600	625,504
NATCO Group Inc., Class A*	38,400	1,987,200
Somanetics Corporation*	28,300	527,654
T-3 Energy Services, Inc.*	27,500	1,170,675
		4,311,033
Communications Equipment - 3.97%
Blue Coat Systems, Inc.*	10,700	843,374
Energy Focus, Inc.*	51,700	386,199
Intervoice, Inc.*	57,400	538,412
Network Equipment Technologies, Inc.*	49,300	714,850
		2,482,835
Computers - Main and Mini - 0.86%
SourceForge, Inc.*	222,000	539,460

Computers - Peripherals - 10.15%
Applix, Inc.*	32,700	581,079
i2 Technologies, Inc.*	37,200	567,672
Lawson Software, Inc.*	68,700	687,344
NetScout Systems, Inc.*	54,400	591,600
Phase Forward Incorporated*	83,100	1,662,000
Scientific Learning Corporation*	49,300	296,540
Sigma Designs, Inc.*	18,300	883,524
Visual Sciences, Inc.*	49,000	707,070
Xyratex Ltd*	19,800	379,269
		6,356,098
Construction Materials - 0.83%
Comtech Group, Inc.*	28,500	519,127

Electrical Equipment - 2.59%
EXFO Electro-Optical Engineering Inc.*	84,600	569,358
Power-One, Inc.*	98,000	500,290
Ultralife Batteries, Inc.*	43,500	555,060
		1,624,708
Electronic Components - 3.27%
Bell Microproducts Inc.*	32,800	203,852
Cavium Networks, Inc.*	24,400	791,048
Integrated Silicon Solution, Inc.*	7,600	47,728
NetLogic Microsystems, Inc.*	27,800	1,004,414
		2,047,042
Electronic Instruments - 4.08%
Asyst Technologies, Inc.*	49,300	260,304
Eagle Test Systems, Inc.*	36,100	463,524
Energy Conversion Devices, Inc.*	21,600	490,536
Intevac, Inc.*	21,500	326,262
Mattson Technology, Inc.*	44,600	386,013
Microtune, Inc.*	104,600	630,738
		2,557,377
Health Care - Drugs - 9.40%
Auxilium Pharmaceuticals, Inc.*	58,500	1,231,425
CollaGenex Pharmaceuticals, Inc.*	53,500	480,965
Dyax Corp.*	70,300	249,565
InterMune, Inc.*	29,700	568,309
Maxygen, Inc.*	66,000	449,790
Medifast, Inc.*	51,100	285,138
Obagi Medical Products, Inc.*	41,100	759,939
POZEN Inc.*	40,400	446,016
Sciele Pharma, Inc.*	31,100	807,823
SuperGen, Inc.*	139,500	607,523
		5,886,493
Health Care - General - 14.16%
Bruker BioSciences Corporation*	51,900	455,941
Candela Corporation*	63,400	538,900
Cutera, Inc.*	28,800	755,424
eResearch Technology, Inc.*	67,400	766,675
Greatbatch, Inc.*	10,700	284,513
Micrus Endovascular Corporation*	27,100	494,304
NuVasive, Inc.*	27,500	987,525
PolyMedica Corporation	22,400	1,175,552
Quidel Corporation*	84,100	1,647,099
Spectranetics Corporation (The)*	80,200	1,080,695
Tutogen Medical, Inc.*	59,100	679,650
		8,866,278
Hospital Supply and Management - 2.44%
Health Grades, Inc.*	143,600	863,036
Providence Service Corporation (The)*	22,600	662,971
		1,526,007
Metal Fabrication - 2.31%
Dynamic Materials Corporation	12,300	588,493
Smith & Wesson Holding Corporation*	44,800	855,904
		1,444,397
Multiple Industry - 3.79%
Global Traffic Network, Inc.*	73,000	546,770
Guidance Software, Inc.*	24,000	303,360
PROS Holdings, Inc.*	24,700	298,129
Silicon Motion Technology Corporation, ADR*	26,500	597,178
Wireless Ronin Technologies, Inc.*	92,800	628,256
		2,373,693
Petroleum - Services - 1.49%
Brigham Exploration Company*	82,400	487,396
Bronco Drilling Company, Inc.*	30,000	443,550
		930,946
Restaurants - 2.58%
McCormick & Schmick's Seafood Restaurants, Inc.*	28,000	525,980
Red Robin Gourmet Burgers, Inc.*	16,700	716,597
Ruth's Chris Steak House, Inc.*	26,100	372,317
		1,614,894
Retai - Specialty Stores - 2.55%
Gaiam, Inc., Class A*	34,100	817,377
Jos. A. Bank Clothiers, Inc.*	23,383	782,395
		1,599,772
Security and Commodity Brokers - 1.52%
FCStone Group, Inc.*	17,850	575,127
Independence Holding Company	18,400	374,992
		950,119
Steel - 1.01%
Claymont Steel Holdings, Inc.*	31,100	629,930

Timesharing and Software - 13.89%
Blackbaud, Inc.	30,300	764,014
Concur Technologies, Inc.*	58,800	1,851,612
CyberSource Corporation*	48,700	568,085
DivX, Inc.*	40,000	594,400
Liquidity Services, Inc.*	26,500	290,838
LivePerson, Inc.*	48,600	300,591
Smith Micro Software, Inc.*	37,900	609,243
Ultimate Software Group, Inc. (The)*	44,700	1,555,113
VASCO Data Security International, Inc.*	40,200	1,418,055
Vocus, Inc.*	25,400	742,569
		8,694,520
Trucking and Shipping - 1.08%
U.S. Xpress Enterprises, Inc., Class A*	34,400	679,056

TOTAL COMMON STOCKS - 99.40%		$62,238,959

(Cost: $46,801,555)

SHORT-TERM SECURITIES - 0.60%	Principal Amount in Thousands

Forest and Paper Products
Sonoco Products Co.,
5.6%, 10-1-07	$376	$376,000
(Cost: $376,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$62,614,959

(Cost: $47,177,555)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Mid Cap Growth Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Banks - 6.31%
Northern Trust Corporation	25,400	$1,683,893
Signature Bank*	20,550	723,155
Synovus Financial Corp.	36,450	1,022,423
		3,429,471
Beverages - 1.92%
Brown-Forman Corporation, Class B	13,950	1,044,994

Business Equipment and Services - 3.75%
Akamai Technologies, Inc.*	17,500	502,600
Bucyrus International, Inc., Class A	6,100	444,781
Stericycle, Inc.*	19,100	1,091,088
		2,038,469
Capital Equipment - 1.62%
IDEX Corporation	24,150	878,818

Chemicals - Specialty - 1.04%
Air Products and Chemicals, Inc.	5,800	567,008

Computers - Micro - 4.74%
Apple Inc.*	12,200	1,872,517
Sun Microsystems, Inc.*	125,700	705,806
		2,578,323
Computers - Peripherals - 0.99%
Electronic Arts Inc.*	9,650	540,496

Consumer Electronics - 1.71%
Research In Motion Limited*	9,450	931,109

Cosmetics and Toiletries - 0.71%
Bare Escentuals, Inc.*	15,500	385,485

Electronic Components - 8.38%
Broadcom Corporation, Class A*	32,375	1,179,907
MEMC Electronic Materials, Inc.*	9,050	532,683
Microchip Technology Incorporated	26,850	974,655
Network Appliance, Inc.*	39,150	1,053,722
PMC-Sierra, Inc.*	97,000	814,315
		4,555,282
Farm Machinery - 0.77%
AGCO Corporation*	8,250	418,852

Food and Related - 3.59%
Hershey Foods Corporation	17,050	791,290
Wm. Wrigley Jr. Company	18,075	1,160,957
		1,952,247
Health Care - Drugs - 2.94%
Allergan, Inc.	24,800	1,598,856

Health Care - General - 10.53%
DENTSPLY International Inc.	28,750	1,197,581
Gen-Probe Incorporated*	7,500	498,862
Henry Schein, Inc.*	26,800	1,629,038
Hologic, Inc.*	12,100	737,737
Kyphon Inc.*	10,700	748,947
St. Jude Medical, Inc.*	2,800	123,396
Zimmer Holdings, Inc.*	9,750	789,653
		5,725,214
Hospital Supply and Management - 6.05%
C. R. Bard, Inc.	15,325	1,351,512
Cytyc Corporation*	21,100	1,004,571
Laboratory Corporation of America Holdings*	11,900	930,937
		3,287,020
Insurance - Property and Casualty - 2.78%
AXIS Capital Holdings Limited	17,950	698,435
Ambac Financial Group, Inc.	12,900	811,539
		1,509,974
Metal Fabrication - 2.67%
Fastenal Company	31,950	1,451,648

Motor Vehicles - 0.60%
Harley-Davidson, Inc.	7,100	328,091

Petroleum - Domestic - 0.97%
XTO Energy Inc. (A)	8,550	528,732

Petroleum - International - 1.60%
Noble Energy, Inc. (A)	12,450	871,998

Petroleum - Services - 2.58%
BJ Services Company (A)	9,550	253,552
Complete Production Services, Inc. (A)*	14,300	292,864
National Oilwell Varco, Inc. (A)*	3,350	484,075
Smith International, Inc. (A)	5,200	371,280
		1,401,771
Publishing - 3.00%
Getty Images, Inc.*	19,600	545,664
Meredith Corporation	18,900	1,082,970
		1,628,634
Restaurants - 2.96%
Chipotle Mexican Grill, Inc., Class A*	3,550	419,361
P.F. Chang's China Bistro, Inc.*	19,300	570,894
YUM! Brands, Inc.	18,350	620,781
		1,611,036
Retail - Food Stores - 0.96%
Longs Drug Stores Corporation	10,450	519,052

Retail - General Merchandise - 2.04%
Saks Incorporated	64,650	1,108,748

Retail - Specialty Stores - 2.77%
Coldwater Creek Inc.*	46,200	501,501
J. Crew Group, Inc.*	24,200	1,004,300
		1,505,801
Security and Commodity Brokers - 3.89%
CME Group Inc.	2,190	1,286,296
TD Ameritrade Holding Corporation*	45,550	829,466
		2,115,762
Timesharing and Software - 5.39%
eBay Inc.*	15,850	619,022
Global Payments Inc.	24,350	1,076,757
Paychex, Inc.	30,100	1,234,552
		2,930,331
Trucking and Shipping - 2.61%
C.H. Robinson Worldwide, Inc.	13,450	729,931
Expeditors International of Washington, Inc.	14,550	687,778
		1,417,709
Utilities - Telephone - 1.06%
MetroPCS Communications, Inc.*	21,200	578,336

TOTAL COMMON STOCKS - 90.93%		$49,439,267

(Cost: $41,916,638)

PUT OPTIONS - 0.00%	Number of Contracts

Lehman Brothers Inc. Custom Energy Basket Collar, October 104.95, Expires 10-22-07	9,575	$479
(Cost: $18,001)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Chemicals - Petroleum and Inorganic - 1.38%
E.I. du Pont de Nemours and Company,
4.75%, 10-9-07	$750	749,208

Construction Materials - 1.38%
Black & Decker Corp.,
5.36%, 10-17-07	750	748,213

Finance Companies - 1.29%
Prudential Funding LLC,
5.15%, 10-11-07	700	698,999

Food and Related - 0.91%
Archer Daniels Midland Company,
5.1%, 11-6-07	500	497,450

Forest and Paper Products - 1.26%
Sonoco Products Co.,
5.6%, 10-1-07	686	686,000

Household - General Products - 1.38%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
4.8%, 10-17-07	750	748,400

Mining - 1.47%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.0%, 10-1-07	800	800,000

TOTAL SHORT-TERM SECURITIES - 9.07%		$4,928,270

(Cost: $4,928,270)

TOTAL INVESTMENT SECURITIES - 100.00%		$54,368,016

(Cost: $46,862,909)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Security serves as cover for the following written call option outstanding at September 30, 2007.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Lehman Brothers Inc. Custom Energy Basket Collar	9,575	October/124	$23,076	$18,672

The Investments of W&R Target Money Market Portfolio
September 30, 2007
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 6.30%
Banks
Barclays Bank PLC,
5.37%, 4-15-08	$1,500	$1,500,000
Citibank, N.A.:
5.32%, 11-9-07	1,500	1,500,000
5.47%, 11-27-07	1,000	1,000,000
5.62%, 12-7-07	900	900,000
Royal Bank of Scotland PLC (The),
5.68%, 12-14-07	600	600,446
		5,500,446
Commercial Paper
Banks - 4.25%
Barclays U.S. Funding Corp.,
5.35%, 1-17-08	1,500	1,475,925
Credit Suisse Group, New York Branch,
5.4%, 11-29-07	2,000	1,982,300
Lloyds TSB Bank PLC,
5.59%, 10-17-07	250	249,379
		3,707,604
Beverages - 2.49%
Coca-Cola Company (The),
5.22%, 12-6-07	2,200	2,178,946

Capital Equipment - 2.94%
Deere (John) Capital Corporation:
5.24%, 10-16-07	1,000	997,817
5.25%, 11-5-07	375	373,086
5.18%, 11-20-07	1,207	1,198,316
		2,569,219
Electrical Equipment - 2.27%
W.W. Grainger, Inc.,
5.25%, 11-20-07	2,000	1,985,417

Finance Companies - 3.63%
Unilever Capital Corporation:
5.34%, 12-10-07	2,000	1,979,233
5.31%, 12-13-07	1,200	1,187,079
		3,166,312
Food and Related - 5.18%
McCormick & Co. Inc.:
5.02%, 11-26-07	350	347,267
5.22%, 11-28-07	2,000	1,983,180
5.15%, 2-29-08	500	489,199
Nestle Capital Corp.:
5.3%, 11-14-07	980	973,652
5.09%, 3-13-08	750	732,609
		4,525,907
Health Care - Drugs - 0.57%
GlaxoSmithKline Finance plc,
5.4%, 10-5-07	500	499,700

Household - General Products - 2.02%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
5.27%, 10-10-07	1,020	1,018,656
5.25%, 11-19-07	750	744,641
		1,763,297
Mining - 1.10%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.1%, 10-1-07	957	957,000

Multiple Industry - 1.71%
Honeywell International Inc.,
5.25%, 11-15-07	1,500	1,490,156

Security and Commodity Brokers - 4.17%
Societe Generale N.A. Inc.,
5.26%, 10-22-07	470	468,558
UBS Finance Delaware LLC (UBS AG):
5.25%, 10-18-07	975	972,583
5.25%, 10-26-07	500	498,177
5.48%, 12-12-07	500	494,520
5.31%, 3-6-08	350	341,895
4.775%, 6-24-08	900	868,127
		3,643,860

Total Commercial Paper - 30.33%		26,487,418

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies - 10.00%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
5.0%, 10-2-07	500	499,931
NATC California LLC (Suntrust Bank),
5.24%, 10-11-07	1,500	1,497,817
River Fuel Company #2, Inc. (Bank of New York (The)),
5.25%, 10-31-07	3,000	2,986,875
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
5.09%, 1-31-08	580	569,995
River Fuel Trust #1 (Bank of New York (The)):
5.47%, 10-31-07	305	303,610
5.59%, 10-31-07	390	388,183
Vehicle Services of America Ltd. (Bank of America, N.A.),
5.43%, 10-22-07	2,500	2,492,081
		8,738,492
Food and Related - 4.63%
COFCO Capital Corp. (Rabobank Nederland):
5.65%, 10-18-07	951	948,463
5.77%, 10-18-07	3,100	3,091,553
		4,040,016
Multiple Industry - 0.23%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.25%, 10-30-07	200	199,154

Total Commercial Paper (backed by irrevocable bank letter of credit) - 14.86%		12,977,662

Notes
Banks - 5.15%
Barclays Bank PLC, New York Branch,
5.35%, 5-5-08	1,000	1,000,000
Lloyds TSB Bank PLC,
5.7675%, 10-9-07 (A)	740	740,000
U.S. Bank, N.A.,
6.3%, 7-15-08	750	754,913
Wells Fargo & Company:
5.78%, 10-2-07 (A)	1,500	1,500,000
5.8325%, 10-15-07 (A)	500	500,000
		4,494,913
Business Equipment and Services - 1.31%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
5.25%, 10-3-07 (A)	1,145	1,145,000

Capital Equipment - 0.57%
Deere (John) Capital Corporation,
5.3825%, 12-7-07 (A)	500	500,000

Computers - Main and Mini - 2.29%
International Business Machines Corporation:
5.68%, 10-3-07 (A)	750	750,000
5.83%, 10-9-07 (A)	1,250	1,250,000
		2,000,000
Finance Companies - 5.76%
Capital Markets Access Company LC, Taxable Variable Rate Demand Bonds (LSPB Real Estate, LLC Project), Series 2007 (Wachovia Bank, N.A.),
5.2%, 10-4-07 (A)	695	695,000
Caterpillar Financial Services Corporation,
3.8%, 2-8-08	750	745,545
Toyota Motor Credit Corporation:
5.24%, 5-2-08	1,500	1,500,000
5.28%, 5-23-08	740	740,000
5.41%, 6-16-08	1,000	1,000,000
Unilever Capital Corporation,
5.79625%, 10-12-07 (A)	350	350,000
		5,030,545
Forest and Paper Products - 0.57%
Kimberly-Clark Corporation,
5.263%, 12-19-07	500	500,000

Furniture and Furnishings - 0.17%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.3%, 10-4-07 (A)	145	145,000

Leisure Time Industry - 1.40%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.3%, 10-4-07 (A)	1,225	1,225,000

Multiple Industry - 3.83%
3M Company,
5.656%, 12-12-07 (B)	1,500	1,500,876
Coweta Summit Associates, LLC, Taxable Revenue Bonds, Series 2005 (SunTrust Bank),
5.3%, 10-3-07 (A)	1,600	1,600,000
General Electric Capital Corporation,
4.125%, 3-4-08	250	248,579
		3,349,455
Non-Residential Construction - 1.29%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.3%, 10-3-07 (A)	1,125	1,125,000

Real Estate Investment Trust - 1.61%
Arden Realty Limited Partnership,
7.0%, 11-15-07	1,400	1,402,740

Retail - General Merchandise - 3.10%
Wal-Mart Stores, Inc.,
5.933%, 6-1-08	2,700	2,709,038

Security and Commodity Brokers - 0.57%
UBS AG,
5.4%, 2-1-08	500	499,682

Trucking and Shipping - 1.48%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
5.18%, 10-4-07 (A)	1,290	1,290,000

Total Notes - 29.10%		25,416,373

TOTAL CORPORATE OBLIGATIONS - 80.59%		$70,381,899

(Cost: $70,381,899)

MUNICIPAL OBLIGATIONS - TAXABLE

Arkansas - 1.00%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
5.3%, 10-3-07 (A)	875	875,000

California - 9.50%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Atlantic Richfield Company Project, Series 1997 (Taxable), (BP p.l.c.),
5.3%, 10-4-07	3,800	3,800,000
Air Products Manufacturing Corporation, Taxable Series 1997A,
5.57%, 10-3-07	3,300	3,300,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.25%, 10-3-07 (A)	1,200	1,200,000
		8,300,000
Colorado - 0.92%
Kit Carson County, Colorado, Agricultural Development Revenue Bonds (Taxable), (Midwest Farms, L.L. C. Project), Series 1997 (Wells Fargo Bank),
5.1%, 10-4-07 (A)	800	800,000

Florida - 0.84%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
5.3%, 10-3-07 (A)	730	730,000

Georgia - 3.52%
Municipal Electric Authority of Georgia, General Resolution
      Projects Bond Anticipation Notes, Series B (Taxable),
      (Bayerische Landesbank, New York Branch,
      Wachovia Bank, National Association and WestLB AG,
      New York Branch):

5.38%, 10-15-07	1,575	1,575,000
5.56%, 10-17-07	1,500	1,500,000
		3,075,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 15.78%		$13,780,000

(Cost: $13,780,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank,
5.375%, 9-5-08	675	675,000
Federal Home Loan Mortgage Corporation,
5.375%, 2-12-08	750	750,000
Overseas Private Investment Corporation,
5.15%, 10-3-07 (A)	1,744	1,744,186

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.63%		$3,169,186

(Cost: $3,169,186)

TOTAL INVESTMENT SECURITIES - 100.00%		$87,331,085

(Cost: $87,331,085)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of this security amounted to 1.72% of total investments.

The Investments of W&R Target Mortgage Securities Portfolio
September 30, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies
ABFS Mortgage Loan Trust 2001-2,
6.99%, 12-25-31 (A)	$228	$228,051
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (A)	170	162,740
ABN AMRO Mortgage Corporation, Series 2003-2,
5.33023%, 3-25-18 (A)	97	89,931
Banc of America Alternative Loan Trust:
2004-11,
6.0%, 12-25-34	283	279,712
2005-6,
6.0%, 7-25-35	318	317,482
2005-8:
5.57587%, 9-25-35 (A)	211	194,765
5.57587%, 9-25-35 (A)	43	37,185
2005-10,
5.66892%, 11-25-35 (A)	121	94,929
2005-12,
5.80813%, 1-25-36 (A)	169	150,114
2006-4:
6.2253%, 5-25-46 (A)	83	63,699
6.2253%, 5-25-46 (A)	64	60,078
2006-6,
6.0%, 6-25-46	385	378,305
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2002-2,
6.2%, 7-11-43 (B)	140	138,913
Series 2003-1,
4.9%, 9-11-36 (B)	450	419,385
Series 2004-6,
5.104%, 12-10-42 (A)(B)	100	91,682
Banc of America Commercial Mortgage Trust 2007-1,
5.451%, 1-15-49	250	246,798
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	140	139,389
Banc of America Funding Corporation,
5.00739%, 9-20-34 (A)	96	94,868
Banc of America Mortgage:
2005-J Trust,
5.08948%, 11-25-35 (A)	237	235,519
2007-1 Trust,
6.0%, 3-25-37	218	205,196
Trust 2004-1,
5.5%, 2-25-34	170	153,322
Trust 2004-3,
4.875%, 4-25-19	82	78,194
Trust 2004-7,
5.75%, 8-25-34	103	101,580
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (B)	250	252,005
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1-10-28	93	94,640
Bear Stearns Commercial Mortgage Securities Inc.:
Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	150	151,198
Series 2001-TOP2 Trust Fund,
7.49057%, 2-15-35 (A)(B)	500	521,676
C-Bass 2005-CB3 Trust,
5.109%, 12-25-34	200	188,161
C-Bass 2005-CB7 Trust,
5.147%, 11-25-35 (A)	126	124,375
C-Bass 2006-CB2 Trust,
5.86%, 12-25-36	285	282,076
C-Bass 2006-MH1 Trust,
5.97%, 9-25-36 (A)(B)	150	152,307
CHL Mortgage Pass-Through Trust:
2003-28,
4.15%, 8-25-33	150	142,203
2003-HYB2,
3.96935%, 7-19-33 (A)	248	239,247
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (A)	215	207,955
Capital Auto Receivables Asset Trust:
2006-1,
7.16%, 1-15-13 (B)	110	112,325
2007-2,
8.3%, 2-15-14 (B)	80	85,387
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (A)	210	202,885
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	289	280,614
Citigroup Mortgage Loan Trust Inc., Mortgage Pass- Through Certificates, Series 2004-2,
6.5%, 8-25-33 (B)	30	29,733
CitiMortgage Alternative Loan Trust:
Series 2006-A7,
0.0%, 12-25-36 (A)(D)	250	246,091
Series 2007-A7,
6.23737%, 7-25-37	55	35,038
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)(C)	145	140,152
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	43	43,230
DLJ Commercial Mortgage Corp. 1998-CG1,
7.35697%, 6-10-31 (A)(B)	170	180,975
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(C)	125	121,912
Ford Credit Auto Owner:
Trust 2006-B,
7.12%, 2-15-13 (B)	65	63,153
Trust 2007-A,
7.05%, 12-15-13 (B)	30	28,791
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	87	78,878
5.39485%, 4-25-32 (A)	126	108,678
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (C)	167	159,207
Green Tree Financial Corporation:
7.65%, 4-15-19	149	155,758
9.0%, 6-15-25	110	115,116
7.95%, 8-15-25	94	96,699
Hilton Hotel Pool Trust:
6.165%, 10-3-15 (A)(B)	100	98,763
7.653%, 10-3-15 (B)	220	233,648
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33 (A)	36	33,668
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	197	195,759
J.P. Morgan Alternative Loan Trust 2006-A6,
5.95%, 11-25-36 (A)	250	249,776
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (B)	200	203,652
J.P. Morgan Mortgage Acquisition:
Trust 2006-CW2,
6.337%, 8-25-36 (A)	270	268,685
Trust 2006-WF1,
6.41%, 7-25-36 (A)	250	249,265
J.P. Morgan Mortgage:
Trust 2005-S2,
5.67065%, 9-25-35 (A)	192	175,806
Trust 2006-A2,
3.75609%, 11-25-33 (A)	125	123,480
Trust 2006-A6,
6.04729%, 10-25-36 (A)	225	231,521
Trust 2006-S3:
6.187%, 8-25-36	392	358,105
6.5%, 8-25-36	160	159,265
Trust 2007-A1,
4.82%, 7-25-35 (A)	298	283,753
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(B)	100	92,955
Lehman ABS Manufactured Housing Contract Trust 2001-B,
3.01%, 3-15-10	121	120,476
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	315	312,298
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	71	68,482
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	76	77,789
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (B)	100	96,613
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (B)	350	358,238
Origen Manufactured Housing Contract Trust:
2004-A,
5.7%, 1-15-35	100	97,146
2004-A, Class A-2,
3.38%, 8-15-17	325	323,397
2004-B,
4.75%, 8-15-21	100	96,702
2005-A,
4.97%, 10-15-21	105	103,992
2005-B:
5.605%, 5-15-22	35	35,179
5.91%, 1-15-37	100	99,044
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.0%, 2-25-37	99	87,556
RALI Series 2003-QS10 Trust,
5.5%, 5-25-33	230	224,021
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	212	203,139
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (A)	225	192,874
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	30	25,291
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
7.22%, 9-10-35 (A)(C)	127	124,573
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19	83	77,672
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.4%, 11-25-35 (A)	144	139,680
Structured Asset Securities Corporation:
5.54%, 11-25-32 (A)	23	23,371
5.25%, 8-25-33	138	127,337
5.63%, 5-25-34 (A)	74	73,420
6.0%, 6-25-34 (A)	204	204,829
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	105	96,005
Wells Fargo Alternative Loan 2007-PA3 Trust:
6.20114%, 7-25-37 (A)	155	140,463
6.20114%, 7-25-37 (A)	120	99,755
Wells Fargo Mortgage Backed Securities 2004-1 Trust (The),
5.5%, 2-25-34	142	133,445

TOTAL CORPORATE DEBT SECURITIES - 43.74%		$15,323,190

(Cost: $15,736,050)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.42%
Federal National Mortgage Association,
2.5%, 6-15-08 (E)	150	147,648

Mortgage-Backed Obligations - 38.16%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	108	104,565
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 5-1-18	285	279,781
5.5%, 6-1-19	148	147,666
5.3%, 1-15-33	228	219,647
6.0%, 10-1-33	528	532,211
5.5%, 2-1-35	182	178,154
5.0%, 5-15-35	270	247,171
5.0%, 8-1-35	358	341,903
5.5%, 10-1-35	400	391,625
6.0%, 10-1-37	300	300,281
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 3-1-18	165	164,920
5.0%, 10-1-18	155	152,816
5.5%, 9-1-19	103	102,750
5.5%, 10-1-20	400	399,000
7.0%, 11-1-32	153	159,804
6.0%, 6-1-33	361	362,927
6.0%, 12-1-33	253	254,525
5.5%, 1-1-34	149	145,953
5.5%, 1-1-34	142	139,469
5.0%, 2-1-34	333	318,795
5.5%, 2-1-34	337	331,295
6.0%, 4-1-34	170	170,750
5.5%, 7-1-34	323	317,374
5.5%, 9-1-34	99	96,840
6.5%, 9-1-34	59	60,611
5.5%, 10-1-34	1,200	1,175,250
6.0%, 10-1-34	400	400,500
5.5%, 11-1-34	260	255,572
6.0%, 11-1-34	99	99,705
6.5%, 11-1-34	178	181,430
6.5%, 11-1-34	129	131,747
6.0%, 12-1-34	435	437,105
5.5%, 2-1-35	507	497,339
6.5%, 3-1-35	119	121,997
6.0%, 4-1-35	168	168,051
5.0%, 7-1-35	79	75,657
5.5%, 7-1-35	199	195,235
5.5%, 10-1-35	539	529,077
5.5%, 10-1-35	165	162,368
6.5%, 2-1-36	86	87,397
6.5%, 6-1-36	156	158,814
6.0%, 8-1-36	365	365,288
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.93645%, 6-17-45 (A)	1,511	77,011
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.25%, 7-15-24	108	110,703
5.0%, 10-1-34	660	638,344
5.5%, 12-15-34	349	344,736
5.5%, 10-1-35	750	739,453
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25	500	494,300
		13,367,912

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 38.58%		$13,515,560

(Cost: $13,652,923)

SHORT-TERM SECURITIES

Chemicals - Petroleum and Inorganic - 4.28%
E.I. du Pont de Nemours and Company,
4.75%, 10-9-07	1,500	1,498,417

Forest and Paper Products - 3.16%
Sonoco Products Co.,
5.6%, 10-1-07	1,108	1,108,000

Mining - 3.14%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.0%, 10-1-07	1,100	1,100,000

Retail - General Merchandise - 7.10%
Home Depot Inc.,
5.5%, 11-9-07	2,500	2,485,104

TOTAL SHORT-TERM SECURITIES - 17.68%		$6,191,521

(Cost: $6,191,521)

TOTAL INVESTMENT SECURITIES - 100.00%		$35,030,271

(Cost: $35,580,494)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amount to $3,256,206 or 9.30% of total investments.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amount to $741,603 or 2.12% of total investments.

(D)This security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(E)Security serves as collateral for the following open futures contracts at September 30, 2007:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation )

United States 5 Year Treasury Note	Short	12-31-07	7	$749,219	$(5,176)
United States 10 Year Treasury Note	Short	12-19-07	97	655,687	2,572

				$1,404,906	$(2,604)

The Investments of W&R Target Real Estate Securities Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.57%
Brookfield Properties Corporation	73,425	$1,828,282
CB Richard Ellis Group, Inc., Class A*	6,900	192,096
		2,020,378
Health Care - General - 0.32%
Brookdale Senior Living, Inc.	4,500	179,145

Hotels and Gaming - 2.67%
Hilton Hotels Corporation	19,700	915,853
Marriott International, Inc., Class A	4,600	199,962
Starwood Hotels & Resorts Worldwide, Inc.	6,500	394,875
		1,510,690
Multiple Industry - 1.49%
Forest City Enterprises, Inc., Class A	11,026	608,194
Macquarie Infrastructure Company Trust	6,000	231,540
		839,734
Real Estate Investment Trust - 89.22%
AMB Property Corporation	20,400	1,220,124
Acadia Realty Trust	10,700	290,291
Alexandria Real Estate Equities, Inc.	7,200	693,072
American Campus Communities, Inc.	18,700	547,723
Archstone-Smith Trust	37,500	2,255,250
Associated Estates Realty Corporation	13,700	178,648
AvalonBay Communities, Inc.	15,700	1,853,542
BRE Properties, Inc., Class A	5,800	324,394
BioMed Realty Trust, Inc.	34,143	822,846
Boston Properties, Inc.	21,900	2,275,410
Brandywine Realty Trust	32,300	817,513
Camden Property Trust	17,600	1,130,800
Corporate Office Properties Trust	20,000	832,600
DCT Industrial Trust Inc.	48,800	510,936
Developers Diversified Realty Corporation	23,400	1,307,358
Digital Realty Trust, Inc.	15,000	590,850
Douglas Emmett, Inc.	12,800	316,544
EastGroup Properties, Inc.	7,200	325,872
Equity Inns, Inc.	10,100	228,058
Equity Lifestyle Properties, Inc.	4,400	227,920
Equity Residential	44,000	1,863,840
Essex Property Trust, Inc.	9,900	1,163,943
Extra Space Storage Inc.	17,000	261,630
Federal Realty Investment Trust	11,000	974,600
General Growth Properties, Inc.	26,688	1,431,011
Gramercy Capital Corp.	5,700	143,469
Health Care REIT, Inc.	8,600	380,464
Healthcare Realty Trust Incorporated	4,600	122,636
Hersha Hospitality Trust	20,900	206,910
Home Properties, Inc.	7,500	391,350
Hospitality Properties Trust	5,300	215,445
Host Hotels & Resorts, Inc.	95,368	2,140,058
Kilroy Realty Corporation	11,500	697,245
Kimco Realty Corporation	36,500	1,650,165
Kite Realty Group Trust	10,900	204,920
LaSalle Hotel Properties	7,600	319,808
Liberty Property Trust	14,700	591,087
Macerich Company (The)	14,800	1,296,184
Maguire Properties, Inc.	21,300	550,179
Mid-America Apartment Communities, Inc.	7,000	348,950
National Retail Properties, Inc.	7,400	180,412
Nationwide Health Properties, Inc.	13,300	400,729
PS Business Parks, Inc.	7,600	432,060
ProLogis	57,602	3,821,893
Public Storage, Inc.	27,000	2,123,550
Regency Centers Corporation	12,200	936,350
SL Green Realty Corp.	12,100	1,412,917
Simon Property Group, Inc.	42,500	4,250,000
Tanger Factory Outlet Centers, Inc.	9,200	373,428
Taubman Centers, Inc.	15,100	826,725
Ventas, Inc.	18,000	745,200
Vornado Realty Trust	26,700	2,919,645
Weingarten Realty Investors	6,900	286,074
		50,412,628
Utilities - Telephone - 0.42%
Crown Castle International Corp.*	5,800	235,654

TOTAL COMMON STOCKS - 97.69%		$55,198,229

(Cost: $46,450,533)

SHORT-TERM SECURITIES - 2.31%	Principal Amount in Thousands

Mining
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.0%, 10-1-07	$1,308	$1,308,000
(Cost: $1,308,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$56,506,229

(Cost: $47,758,533)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Science and Technology Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 5.25%
Euronet Worldwide, Inc.*	334,750	$9,962,160
Global Cash Access, Inc.*	464,800	4,922,232
Telvent GIT, S.A.	168,500	4,207,445
Veraz Networks, Inc.*	216,000	1,513,080
		20,604,917
Chemicals - Petroleum and Inorganic - 2.21%
E.I. du Pont de Nemours and Company	174,900	8,668,044

Communications Equipment - 1.30%
Marvell Technology Group Ltd.*	310,100	5,080,989

Computers - Micro - 3.77%
Apple Inc.*	58,400	8,963,524
Sun Microsystems, Inc.*	1,039,300	5,835,669
		14,799,193
Computers - Peripherals - 11.21%
ACI Worldwide, Inc.*	257,600	5,761,224
Aspen Technology, Inc.*	909,400	13,008,967
Intuit Inc.*	176,900	5,360,954
Lawson Software, Inc.*	1,028,300	10,288,141
Netezza Corporation*	133,200	1,666,332
Synaptics Incorporated*	164,800	7,861,784
		43,947,402
Consumer Electronics - 13.52%
Garmin Ltd.	84,400	10,075,672
NAVTEQ Corporation*	146,300	11,407,011
Nintendo Co., Ltd. (A)	8,000	4,164,889
Research In Motion Limited*	277,800	27,371,634
		53,019,206
Defense - 2.24%
ESCO Technologies Inc.*	264,700	8,798,628

Electrical Equipment - 1.12%
Power-One, Inc.*	859,800	4,389,279

Electronic Components - 13.34%
Cree, Inc.*	474,200	14,731,023
Flextronics International Ltd.*	164,200	1,836,577
Himax Technologies, Inc., ADR*	652,500	2,658,938
IPG Photonics Corporation*	84,500	1,664,650
Intel Corporation	236,200	6,109,313
MediaTek Incorporation (A)	349,125	6,290,348
PMC-Sierra, Inc.*	865,700	7,267,551
Samsung Electronics Co., Ltd. (A)	15,700	9,863,964
Syntax-Brillian Corporation*	471,100	1,896,178
		52,318,542
Food and Related - 4.12%
Archer Daniels Midland Company	337,000	11,147,960
Bunge Limited	46,400	4,985,680
		16,133,640
Health Care - Drugs - 3.31%
Affymetrix, Inc.*	200,600	5,087,216
Amgen Inc.*	69,000	3,905,400
Animal Health International, Inc.*	358,700	3,981,570
		12,974,186
Health Care - General - 3.08%
Advanced Medical Optics, Inc.*	140,000	4,282,600
Home Diagnostics, Inc.*	111,700	1,070,644
Radiation Therapy Services, Inc.*	164,000	3,407,100
Volcano Corporation*	201,800	3,317,592
		12,077,936
Hospital Supply and Management - 9.73%
Cerner Corporation*	434,400	25,972,776
HMS Holdings Corp.*	215,300	5,287,768
HealthSouth Corporation*	203,680	3,566,437
UnitedHealth Group Incorporated	69,000	3,341,670
		38,168,651
Multiple Industry - 0.90%
Pentair, Inc.	106,200	3,523,716

Petroleum - International - 5.22%
Noble Energy, Inc.	292,100	20,458,684

Petroleum - Services - 1.01%
ION Geophysical Corporation*	284,900	3,940,167

Retail - Specialty Stores - 0.22%
Conn's, Inc.*	36,400	868,868

Timesharing and Software - 9.82%
Alliance Data Systems Corporation*	264,100	20,451,904
Eclipsys Corporation*	264,600	6,161,211
Fidelity National Information Services, Inc.	84,300	3,740,391
Google Inc., Class A*	14,350	8,143,410
		38,496,916

TOTAL COMMON STOCKS - 91.37%		$358,268,964

(Cost: $264,624,266)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.13%
Alcoa Incorporated,
5.35%, 10-24-07	$517	515,233

Beverages - 1.15%
Coca-Cola Company (The),
4.82%, 10-12-07	2,500	2,496,318
Diageo Capital plc (Diageo plc),
5.9%, 10-10-07	2,000	1,997,050
		4,493,368
Capital Equipment - 1.28%
Deere (John) Capital Corporation,
5.07%, 10-19-07	5,020	5,007,274

Construction Materials - 0.76%
Black & Decker Corp.,
5.6%, 10-15-07	3,000	2,993,467

Electrical Equipment - 0.51%
W.W. Grainger, Inc.,
4.78%, 10-24-07	2,000	1,993,892

Food and Related - 0.91%
Nestle Capital Corp.,
4.8%, 10-1-07	3,563	3,563,000

Forest and Paper Products - 0.58%
Sonoco Products Co.,
5.6%, 10-1-07	2,282	2,282,000

Health Care - Drugs - 1.27%
GlaxoSmithKline Finance plc,
5.4%, 10-5-07	5,000	4,997,000

Household - General Products - 1.02%
Clorox Co.:
5.77%, 10-4-07	2,000	1,999,039
5.42%, 10-9-07	2,000	1,997,591
		3,996,630
Utilities - Electric - 0.51%
New York State Electric & Gas Corp.,
5.4%, 10-1-07	2,000	2,000,000

Utilities - Gas and Pipeline - 0.51%
Michigan Consolidated Gas Co.,
6.0%, 10-10-07	2,000	1,997,000

TOTAL SHORT-TERM SECURITIES - 8.63%		$33,838,864

(Cost: $33,838,864)

TOTAL INVESTMENT SECURITIES - 100.00%		$392,107,828

(Cost: $298,463,130)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

The Investments of W&R Target Small Cap Growth Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 1.69%
AAR CORP.*	320,200	$9,714,868

Apparel - 0.30%
Heelys, Inc.*	220,700	1,758,979

Business Equipment and Services - 15.31%
Allscripts Healthcare Solutions, Inc.*	542,400	14,650,224
Argyle Security, Inc.*	300,000	2,197,500
Bucyrus International, Inc., Class A	190,900	13,919,474
Capella Education Company*	247,400	13,845,741
DealerTrack Holdings, Inc.*	253,300	10,591,740
Mobile Mini, Inc.*	198,000	4,781,700
Riverbed Technology, Inc.*	188,100	7,604,883
Tetra Tech, Inc.*	399,300	8,413,251
VistaPrint Limited*	156,900	5,854,723
Zoltek Companies, Inc.*	144,900	6,314,742
		88,173,978
Capital Equipment - 2.91%
Chicago Bridge & Iron Company N.V., NY Shares	389,800	16,784,788

Chemicals - Petroleum and Inorganic - 0.70%
UAP Holding Corp.	128,500	4,031,687

Communications Equipment - 1.77%
ARRIS Group, Inc.*	828,300	10,208,798

Computers - Peripherals - 6.66%
BladeLogic, Inc.*	336,800	8,650,708
MICROS Systems, Inc.*	304,800	19,825,716
Stratasys, Inc.*	359,200	9,886,980
		38,363,404
Construction Materials - 2.06%
Comtech Group, Inc.*	650,600	11,850,679

Consumer Electronics - 1.68%
DTS, Inc.*	318,300	9,660,405

Cosmetics and Toiletries - 2.05%
Bare Escentuals, Inc.*	475,200	11,818,224

Defense - 1.66%
DRS Technologies, Inc.	173,000	9,535,760

Electronic Components - 1.27%
Silicon Laboratories Inc.*	175,300	7,317,898

Electronic Instruments - 2.54%
Trimble Navigation Limited*	373,400	14,627,945

Finance Companies - 1.67%
Financial Federal Corporation	343,575	9,623,536

Health Care - Drugs - 5.29%
Adams Respiratory Therapeutics, Inc.*	354,300	13,651,179
LifeCell Corporation*	285,700	10,725,178
Martek Biosciences Corporation*	209,600	6,081,544
		30,457,901
Health Care - General - 9.72%
Emeritus Corporation*	127,000	3,441,700
Kyphon Inc.*	348,600	24,400,257
NuVasive, Inc.*	427,505	15,351,705
Omnicell, Inc.*	256,700	7,310,816
Tutogen Medical, Inc.*	473,900	5,449,850
		55,954,328
Hospital Supply and Management - 5.68%
Cerner Corporation*	196,412	11,743,473
Healthways, Inc.*	242,200	13,064,268
PSS World Medical, Inc.*	413,400	7,912,476
		32,720,217
Hotels and Gaming - 6.74%
Gaylord Entertainment Company*	352,100	18,738,762
Scientific Games Corporation, Class A*	534,700	20,094,026
		38,832,788
Metal Fabrication - 1.05%
Smith & Wesson Holding Corporation*	316,100	6,039,090

Motor Vehicle Parts - 1.11%
LKQ Corporation*	184,000	6,401,360

Petroleum - Domestic - 2.35%
Bill Barrett Corporation*	198,800	7,834,708
Delta Petroleum Corporation*	317,500	5,684,838
		13,519,546
Petroleum - Services - 1.87%
Dril-Quip, Inc.*	218,300	10,773,105

Retail - Specialty Stores - 5.23%
Knot, Inc. (The)*	445,900	9,477,604
O'Reilly Automotive, Inc.*	243,600	8,128,932
Tween Brands, Inc.*	185,700	6,098,388
Zumiez Inc.*	144,100	6,390,114
		30,095,038
Timesharing and Software - 12.05%
Blackbaud, Inc.	509,600	12,849,564
Blackboard Inc.*	275,200	12,606,912
CoStar Group, Inc.*	198,000	10,573,200
Concur Technologies, Inc.*	204,900	6,452,301
FactSet Research Systems, Inc.	107,325	7,357,129
Internap Network Services Corporation*	386,800	5,482,890
Ultimate Software Group, Inc. (The)*	203,000	7,062,370
Vocus, Inc.*	239,600	7,004,706
		69,389,072
Utilities - Telephone - 1.82%
NTELOS Holdings Corp.	356,100	10,465,779

TOTAL COMMON STOCKS - 95.18%		$548,119,174

(Cost: $434,703,147)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 1.04%
Coca-Cola Company (The),
4.82%, 10-12-07	$3,000	2,995,582
Diageo Capital plc (Diageo plc),
5.9%, 10-10-07	3,000	2,995,575
		5,991,157
Construction Materials - 0.69%
Black & Decker Corp.,
5.36%, 10-17-07	4,000	3,990,471

Electrical Equipment - 0.35%
W.W. Grainger, Inc.,
4.78%, 10-24-07	2,000	1,993,892

Food and Related - 1.56%
ConAgra Foods, Inc.,
5.4%, 10-2-07	4,000	3,999,400
Kellogg Co.,
5.85%, 10-9-07	5,000	4,993,500
		8,992,900
Forest and Paper Products - 0.40%
Sonoco Products Co.,
5.6%, 10-1-07	2,306	2,306,000

Security and Commodity Brokers - 0.35%
UBS Finance Delaware LLC (UBS AG),
5.52%, 10-15-07	2,000	1,995,707

Utilities - Electric - 0.43%
New York State Electric & Gas Corp.,
5.4%, 10-1-07	2,500	2,500,000

TOTAL SHORT-TERM SECURITIES - 4.82%		$27,770,127

(Cost: $27,770,127)

TOTAL INVESTMENT SECURITIES - 100.00%		$575,889,300

(Cost: $462,473,274)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Small Cap Value Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 0.89%
ABX Air, Inc.*	264,526	$1,871,521

Aircraft - 1.49%
Orbital Sciences Corporation*	141,200	3,140,288

Apparel - 1.77%
Albany International Corp., Class A	36,800	1,379,632
Fossil, Inc.*	63,000	2,351,790
		3,731,422
Banks - 9.43%
Boston Private Financial Holdings, Inc.	38,900	1,082,392
Cathay General Bancorp	80,898	2,604,916
Columbia Banking System, Inc.	29,865	948,960
First Midwest Bancorp, Inc.	74,700	2,548,764
First Niagara Financial Group, Inc.	234,400	3,317,932
KBW, Inc.*	102,900	2,961,462
Sterling Bancshares, Inc.	164,407	1,873,418
Umpqua Holdings Corporation	63,691	1,273,183
United Bankshares, Inc.	62,980	1,915,537
Wintrust Financial Corporation	33,003	1,409,228
		19,935,792
Broadcasting - 0.88%
Belo Corp., Class A	70,600	1,225,616
Outdoor Channel Holdings, Inc.*	69,400	627,029
		1,852,645
Business Equipment and Services - 6.83%
Brink's Company (The)	77,700	4,341,876
Great Lakes Dredge & Dock Corporation*	130,800	1,144,500
H&E Equipment Services, Inc.*	65,400	1,176,546
Heidrick & Struggles International, Inc.*	69,600	2,534,136
SkillSoft Public Limited Company*	147,400	1,323,652
Waste Connections, Inc.*	91,550	2,907,628
Watson Wyatt & Company Holdings, Inc., Class A	22,600	1,015,644
		14,443,982
Capital Equipment - 4.08%
Actuant Corporation, Class A	18,400	1,195,448
Astec Industries, Inc.*	32,200	1,848,924
Chart Industries, Inc.*	74,200	2,389,982
Goodman Global, Inc.*	133,957	3,198,893
		8,633,247
Chemicals - Specialty - 1.70%
H.B. Fuller Company	120,900	3,588,312

Communications Equipment - 1.59%
Dycom Industries, Inc.*	110,122	3,373,037

Computers - Micro - 0.39%
Tech Data Corporation*	20,700	829,967

Computers - Peripherals - 3.83%
Electronics for Imaging, Inc.*	114,800	3,080,658
Epicor Software Corporation*	57,900	796,414
Lawson Software, Inc.*	297,500	2,976,487
Mentor Graphics Corporation*	81,800	1,235,998
		8,089,557
Construction Materials - 1.62%
Texas Industries, Inc.	43,700	3,430,450

Containers - 1.92%
Silgan Holdings Inc.	75,489	4,054,514

Cosmetics and Toiletries - 1.28%
Elizabeth Arden, Inc.*	100,417	2,706,740

Electronic Components - 3.62%
Cirrus Logic, Inc.*	156,100	996,698
PMC-Sierra, Inc.*	148,900	1,250,016
RF Micro Devices, Inc.*	481,000	3,234,725
Tessera Technologies, Inc.*	28,473	1,068,307
Trident Microsystems, Inc.*	68,900	1,096,199
		7,645,945
Food and Related - 2.80%
Hain Celestial Group, Inc. (The)*	128,073	4,111,784
Sensient Technologies Corporation	62,800	1,813,036
		5,924,820
Forest and Paper Products - 1.17%
Louisiana-Pacific Corporation	145,400	2,467,438

Health Care - Drugs - 3.01%
Axcan Pharma Inc.*	250,244	5,191,312
PharMerica Corporation*	78,727	1,174,607
		6,365,919
Health Care - General - 2.06%
Amedisys, Inc.*	57,000	2,188,800
Invacare Corporation	92,400	2,160,312
		4,349,112
Hospital Supply and Management - 2.17%
Kindred Healthcare, Inc.*	87,500	1,567,125
Magellan Health Services, Inc.*	73,200	2,967,162
Orthofix International N.V.*	968	47,432
		4,581,719
Hotels and Gaming - 6.43%
Morgans Hotel Group Co.*	133,687	2,908,361
Orient-Express Hotels Ltd.	81,700	4,188,759
Pinnacle Entertainment, Inc.*	156,300	4,256,049
Vail Resorts, Inc.*	35,794	2,229,608
		13,582,777
Insurance - Property and Casualty - 4.14%
Aspen Insurance Holdings Limited	50,800	1,417,828
Endurance Specialty Holdings Ltd.	39,140	1,626,267
IPC Holdings, Ltd.	115,376	3,330,328
Platinum Underwriters Holdings, Ltd.	66,086	2,376,453
		8,750,876
Leisure Time Industry - 0.43%
LeapFrog Enterprises, Inc.*	110,152	908,754

Metal Fabrication - 0.43%
A.M. Castle & Co.	27,800	906,280

Mining - 0.53%
USEC Inc.*	109,700	1,124,425

Motor Vehicle Parts - 1.44%
LKQ Corporation*	87,400	3,040,646

Non-Residential Construction - 0.99%
Perini Corporation*	37,277	2,084,903

Petroleum - Domestic - 0.97%
Delta Petroleum Corporation*	114,500	2,050,122

Petroleum - International - 1.31%
Swift Energy Company*	67,600	2,766,192

Petroleum - Services - 2.17%
Cal Dive International, Inc.*	103,400	1,551,000
Hercules Offshore, Inc.*	66,203	1,727,898
North American Energy Partners Inc.*	75,400	1,301,404
		4,580,302
Real Estate Investment Trust - 5.24%
Arbor Realty Trust, Inc.	152,145	2,874,019
Capital Trust, Inc., Class A	41,334	1,467,357
Gramercy Capital Corp.	144,105	3,627,123
LaSalle Hotel Properties	73,900	3,109,712
		11,078,211
Retail - Food Stores - 3.35%
Longs Drug Stores Corporation	57,000	2,831,190
Ruddick Corporation	126,500	4,242,810
		7,074,000
Retail - General Merchandise - 2.96%
BJ's Wholesale Club, Inc.*	188,800	6,260,608

Retail - Specialty Stores - 4.65%
AnnTaylor Stores Corporation*	59,500	1,884,365
Carter's, Inc.*	64,000	1,276,800
Dress Barn, Inc. (The)*	73,800	1,256,445
Jos. A. Bank Clothiers, Inc.*	7,100	237,566
Sally Holdings, Inc.*	122,784	1,037,525
Talbots, Inc. (The)	109,400	1,969,200
Tween Brands, Inc.*	65,800	2,160,872
		9,822,773
Savings and Loans - 1.83%
Sterling Financial Corporation	108,221	2,910,604
WSFS Financial Corporation	15,489	963,029
		3,873,633
Security and Commodity Brokers - 2.18%
Piper Jaffray Companies*	86,101	4,615,014

Timesharing and Software - 0.48%
TradeStation Group, Inc.*	88,000	1,025,640

Trucking and Shipping - 1.44%
Kirby Corporation*	34,200	1,509,588
Knight Transportation, Inc.	89,200	1,535,132
		3,044,720
Utilities - Electric - 1.39%
Black Hills Corporation	23,700	972,174
UIL Holdings Corporation	62,600	1,971,900
		2,944,074
Utilities - Gas and Pipeline - 0.82%
Southwest Gas Corporation	61,428	1,737,798

TOTAL COMMON STOCKS - 95.71%		$202,288,175

(Cost: $190,307,301)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 1.92%
Rabobank USA Financial Corp. (Rabobank Nederland),
4.99%, 10-1-07	$4,066	4,066,000

Household - General Products - 0.95%
Clorox Co.,
5.42%, 10-9-07	2,000	1,997,591

Restaurants - 0.71%
Starbucks Corporation,
5.4%, 10-9-07	1,500	1,498,200

Retail - General Merchandise - 0.71%
Target Corporation,
5.0%, 10-19-07	1,500	1,496,250

TOTAL SHORT-TERM SECURITIES - 4.29%		$9,058,041

(Cost: $9,058,041)

TOTAL INVESTMENT SECURITIES - 100.00%		$211,346,216

(Cost: $199,365,342)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Value Portfolio
September 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 4.22%
Lockheed Martin Corporation	40,400	$4,382,996
Raytheon Company	188,300	12,017,306
		16,400,302
Banks - 6.63%
Bank of America Corporation	305,400	15,352,458
Citigroup Inc.	130,706	6,100,049
Wachovia Corporation	86,200	4,322,930
		25,775,437
Beverages - 1.54%
Diageo plc, ADR	68,100	5,974,413

Business Equipment and Services - 1.07%
Waste Management, Inc.	109,800	4,143,852

Capital Equipment - 2.03%
Illinois Tool Works Inc.	132,500	7,902,300

Chemicals - Petroleum and Inorganic - 0.95%
E.I. du Pont de Nemours and Company	74,300	3,682,308

Communications Equipment - 1.59%
Nokia Corporation, Series A, ADR	162,400	6,159,832

Computers - Main and Mini - 8.01%
Hewlett-Packard Company (A)	359,200	17,884,568
International Business Machines Corporation (A)	77,900	9,176,620
Xerox Corporation*	234,500	4,066,230
		31,127,418
Defense - 0.91%
General Dynamics Corporation	41,700	3,522,399

Finance Companies - 8.28%
CIT Group Inc. (A)	96,900	3,895,380
Capital One Financial Corporation	176,100	11,698,323
Discover Financial Services*	49,200	1,023,360
Fannie Mae	142,200	8,647,182
Freddie Mac	116,900	6,898,269
		32,162,514
Food and Related - 2.43%
General Mills, Inc.	95,800	5,557,358
Kraft Foods Inc.	112,811	3,893,108
		9,450,466
Forest and Paper Products - 0.66%
Weyerhaeuser Company	35,700	2,581,110

Health Care - Drugs - 4.52%
Endo Pharmaceuticals Holdings Inc.*	138,400	4,289,016
McKesson Corporation	136,700	8,036,593
Pfizer Inc.	214,000	5,228,020
		17,553,629
Health Care - General - 1.51%
AmerisourceBergen Corporation	129,200	5,856,636

Hospital Supply and Management - 5.46%
Aetna Inc.	116,400	6,317,028
Coventry Health Care, Inc.*	136,300	8,479,223
Humana Inc. (A)*	92,100	6,435,948
		21,232,199
Insurance - Property and Casualty - 6.58%
Everest Re Group, Ltd.	76,300	8,411,312
MBIA Inc.	98,600	6,019,530
Travelers Companies, Inc. (The)	221,201	11,135,259
		25,566,101
Metal Fabrication - 1.74%
Loews Corporation, Carolina Group	82,100	6,751,083

Mining - 0.36%
Freeport-McMoRan Copper & Gold Inc., Class B	13,200	1,384,548

Multiple Industry - 4.02%
Altria Group, Inc.	224,900	15,637,297

Petroleum - International - 15.41%
Apache Corporation	45,900	4,133,754
Chevron Corporation	169,100	15,824,378
ConocoPhillips	130,300	11,436,431
Devon Energy Corporation	68,800	5,724,160
Exxon Mobil Corporation	182,804	16,920,338
Marathon Oil Corporation	102,500	5,844,550
		59,883,611
Railroad - 1.91%
Union Pacific Corporation	65,800	7,439,348

Real Estate Investment Trust - 1.02%
Vornado Realty Trust	36,200	3,958,470

Retail - General Merchandise - 1.64%
Macy's Inc. (A)	196,900	6,363,808

Security and Commodity Brokers - 5.25%
Bear Stearns Companies Inc. (The) (A)	33,500	4,114,135
J.P. Morgan Chase & Co.	289,488	13,264,340
Morgan Stanley (A)	47,700	3,005,100
		20,383,575
Utilities - Electric - 4.72%
Mirant Corporation*	295,400	12,016,872
NRG Energy, Inc.*	149,600	6,326,584
		18,343,456
Utilities - Telephone - 3.89%
AT&T Inc. (A)	180,500	7,636,955
Sprint Nextel Corporation	104,300	1,981,700
Verizon Communications Inc.	124,000	5,490,720
		15,109,375

TOTAL COMMON STOCKS - 96.35%		$374,345,487

(Cost: $292,612,320)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Construction Materials - 0.51%
Black & Decker Corp.,
5.36%, 10-17-07	$2,000	1,995,235

Finance Companies - 0.82%
Prudential Funding LLC,
4.75%, 10-1-07	3,173	3,173,000

Food and Related - 1.29%
Nestle Capital Corp.,
4.8%, 10-1-07	5,020	5,020,000

Household - General Products - 1.03%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
4.8%, 10-17-07	4,000	3,991,467

TOTAL SHORT-TERM SECURITIES - 3.65%		$14,179,702

(Cost: $14,179,702)

TOTAL INVESTMENT SECURITIES - 100.00%		$388,525,189

(Cost: $306,792,022)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at September 30, 2007.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

AT&T Inc.	263	October/42.5	$16,569	$16,832
Hewlett-Packard Company	207	November/52.5	12,006	17,595
Humana Inc.	921	October/72.5	76,443	87,753
			$105,018	$122,180

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Bear Stearns Companies Inc. (The)	130	October/90	$37,615	$1,950
CIT Group Inc.	337	November/30	13,143	15,165
International Business Machines Corporation:	101	October/100	11,565	758
	134	October/105	20,367	2,546
Macy's Inc.	601	November/22.5	17,429	7,512
Morgan Stanley	210	October/50	12,705	1,050
			$112,824	$28,981

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007